SEC. File Nos. 33-19514
                                    811-5446


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 26
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 27



                        INTERMEDIATE BOND FUND OF AMERICA
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                        Intermediate Bond Fund of America
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2371
                          (Counsel for the Registrant)


                  Approximate date of proposed public offering:

It is proposed that this filing will become effective on November 1, 2004, pursuant to paragraph (b) of rule 485.

[logo - American Funds(R)]              The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/






 PROSPECTUS







 November 1, 2004




TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
18    Sales charges
20    Sales charge reductions and waivers
23    Individual Retirement Account (IRA) rollovers
23    Plans of distribution
24    Other compensation to dealers
24    How to sell shares
26    Distributions and taxes
27    Financial highlights


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results (before and after taxes) are not predictive of future results.


 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[Begin bar chart]

'94            -2.99
'95            13.86
'96             4.15
'97             7.01
'98             6.72
'99             1.04
'00            10.14
'01             6.93
'02             7.05
'03             2.64

[End bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            4.29%  (quarter ended June 30, 1995)
LOWEST            -2.59%  (quarter ended March 31, 1994)


The fund's total return for the nine months ended September 30, 2004, was 1.76%.

                                 Intermediate Bond Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after one year and are eliminated after six years.
 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.
 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/(R)/ ACCOUNT.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

Intermediate Bond Fund of America / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          -1.20%   4.70%    5.15%     6.43%
 After taxes on distributions          -2.22    2.73     2.82       N/A
 After taxes on distributions and      -0.79    2.76     2.89       N/A
 sale of fund shares
-------------------------------------------------------------------------------




                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       -3.05%      5.29%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                        0.84       4.07
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                        2.62       4.88
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       -1.19       2.42
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/26/02
 Before taxes                       -3.25       1.61
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                        0.74       3.71
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                        2.26       4.91
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                        2.51       2.94
---------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      3.27%    6.37%    6.44%        7.40%
 (1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  3.28     5.69     5.70         6.88
 Grade Debt Funds Average/3/
 Consumer Price Index/4/               1.88     2.37     2.37         2.96
 Class A 30-day yield at August 31, 2004: 2.65%
 (For current yield information, please call American FundsLine at
  800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index (formerly Salomon Smith Barney Broad Investment-Grade (1-7 Years) Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/ or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                 Intermediate Bond Fund of America / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases      3.75%/4/     none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent        none/5/     5.00%/6/    1.00%/7/      none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees



1 Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced after one year and eliminated after six years.
7  The contingent deferred sales charge is eliminated after one year.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.26%    0.26%    0.26%    0.26%
-------------------------------------------------------------------------------
 Distribution and/or service         0.30     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses                      0.14     0.13     0.21     0.19
-------------------------------------------------------------------------------
 Total annual fund operating         0.70     1.39     1.47     0.70
 expenses
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.26%    0.26%    0.26%    0.26%    0.26%
-------------------------------------------------------------------------------
 Distribution and/or service         0.14     1.00     1.00     0.50     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.30     0.33     0.32     0.30     0.30
-------------------------------------------------------------------------------
 Total annual fund operating         0.70     1.59     1.58     1.06     0.81
 expenses



8 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are 1.00% of each class' average net assets annually.
9 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
10 Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

Intermediate Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $444    $590    $  750     $1,213
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           642     840       961      1,480
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        142     440       761      1,480
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           250     465       803      1,757
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           150     465       803      1,757
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     72     224       390        871
-------------------------------------------------------------------------------
 Class 529-A/1/                              444     590       750      1,213
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/       662     902     1,066      1,650
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption/3/    162     502       866      1,650
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/       261     499       860      1,878
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption       161     499       860      1,878
-------------------------------------------------------------------------------
 Class 529-E                                 108     337       585      1,294
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         83     259       450      1,002
                fees/5/


1  Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.

3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.

4  Reflects a contingent deferred sales charge in the first year.

5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

                                 Intermediate Bond Fund of America / Prospectus

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2004, the average effective maturity of the fund's portfolio was 2.86 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.


Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The

Intermediate Bond Fund of America / Prospectus fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's income objective in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

                                 Intermediate Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.


ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          2.64%    5.51%    5.56%       6.68%
 After taxes on distributions          1.58     3.52     3.22        N/A
 After taxes on distributions and      1.71     3.45     3.24        N/A
 sale of fund shares
-------------------------------------------------------------------------------




                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       1.93%       5.97%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       1.83        4.07
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                       2.62        4.88
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       2.65        4.55
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/26/02
 Before taxes                       1.73        3.73
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       1.74        3.71
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       2.26        4.91
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       2.51        2.94
---------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade       3.27%    6.37%    6.44%      7.40%
 (1-7 Years) Index/2/
 Lipper Short-Intermediate Investment   3.28     5.69     5.70       6.88
 Grade Debt Funds Average/3/
 Consumer Price Index/4/                1.88     2.37     2.37       2.96
 Class A distribution rate at December 31, 2003: 2.43%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index (formerly Salomon Smith Barney Broad Investment-Grade (1-7 Years) Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/ or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Intermediate Bond Fund of America / Prospectus

[Begin pie chart]
Holdings by type of investment as of August 31, 2004


Corporate bonds                                                      27.6%
U.S. Treasury notes & bonds                                          17.4%
Asset-backed obligations                                             13.1%
Federal agency obligations                                           12.3%
Federal agency mortgage-backed obligations                           10.6%
Commercial mortgage-backed securities                                 5.4%
Collaterized mortgage obligations (privately originated)              5.2%
Other                                                                 1.8%
Short-term securities and other assets less liabilities               6.6%
[End pie chart]


 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2004
 See the appendix in the statement of additional information for a description of quality categories.
                                                   PERCENT OF NET ASSETS
 U.S. government obligations/1/                            19.2%
-------------------------------------------------------------------------------
 Federal agencies                                          21.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                   23.6
-------------------------------------------------------------------------------
 AA/Aa                                                     12.1
-------------------------------------------------------------------------------
 A                                                         16.4
-------------------------------------------------------------------------------
 BBB/Baa or below/2/                                        0.9
-------------------------------------------------------------------------------
 Short-term securities and other assets less liabilities    6.6



1 These securities are guaranteed by the full faith and credit of the U.S. government.

2 Represents bonds whose quality ratings were downgraded while held by the fund.


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                 Intermediate Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on a fund's equity and/or fixed income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion

Intermediate Bond Fund of America / Prospectus of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by investment results bonuses, salary and profit-sharing will vary depending on the individual's results, contributions to the organization, as well as other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for Intermediate Bond Fund of America are:




PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                       13 years           Senior Vice President, Capital Research and
 President and Trustee                                 Management Company

                                                       Investment professional for 22 years in total;
                                                       21 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                      2 years            Senior Vice President, Capital Research Company

                                                       Investment professional for 16 years in total; 13
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                     8 years            Vice President, Capital International
                                                       Research, Inc.

                                                       Investment professional for 18 years in total;
                                                       15 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------

                                 Intermediate Bond Fund of America / Prospectus

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

Intermediate Bond Fund of America / Prospectus

CHOOSING A SHARE CLASS

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.


Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:
.. how long you expect to own the shares;
.. how much you intend to invest;
.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);
.. availability of share classes:
   -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

   -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

                                 Intermediate Bond Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

Intermediate Bond Fund of America / Prospectus

PURCHASE AND EXCHANGE OF SHARES

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.


PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/sm/ an agency of the Commonwealth of Virginia.


EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.


Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of

                                 Intermediate Bond Fund of America / Prospectus
time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For an automatic investment plan                                        50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American

Intermediate Bond Fund of America / Prospectus

Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                                  SALES CHARGE AS A
                                                    PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------


EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:
.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and .. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

                                 Intermediate Bond Fund of America / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

Intermediate Bond Fund of America / Prospectus

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.


See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you may face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.


SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE

                                 Intermediate Bond Fund of America / Prospectus

COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.


 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:
 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);
 . solely controlled business accounts; and . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.


 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your

Intermediate Bond Fund of America / Prospectus

 Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:
.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;
.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):
  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to

                                 Intermediate Bond Fund of America / Prospectus
     be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
  -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS


Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value.


Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.


PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .30% for Class A shares; up to .50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Intermediate Bond Fund of America / Prospectus

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.


HOW TO SELL SHARES

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)
 . Shares held for you in your dealer's name must be sold through the dealer. . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
 . Requests must be signed by the registered shareholder(s).
 . A signature guarantee is required if the redemption is:
    -- over $75,000;
    -- made payable to someone other than the registered shareholder(s); or -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.
 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.
 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                                 Intermediate Bond Fund of America / Prospectus

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.
 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Intermediate Bond Fund of America / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.


Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.


TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                 Intermediate Bond Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                                          Net
                                                                                    gains (losses)
                                                          Net asset                  on securities                   Dividends
                                                           value,        Net        (both realized     Total from    (from net
                                                          beginning   investment          and          investment    investment
                                                          of period     income        unrealized)      operations      income)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2004                                       $13.74        $.39           $ .08            $ .47         $(.41)
Year ended 8/31/2003                                        13.81         .39            (.02)             .37          (.44)
Year ended 8/31/2002                                        13.69         .64             .14              .78          (.66)
Year ended 8/31/2001                                        13.08         .78             .65             1.43          (.82)
Year ended 8/31/2000                                        13.01         .78             .03              .81          (.74)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2004                                        13.74         .30             .08              .38          (.32)
Year ended 8/31/2003                                        13.81         .29            (.02)             .27          (.34)
Year ended 8/31/2002                                        13.69         .55             .14              .69          (.57)
Year ended 8/31/2001                                        13.08         .69             .65             1.34          (.73)
Period from 3/15/2000 to 8/31/2000                          13.01         .23             .15              .38          (.31)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2004                                        13.74         .29             .08              .37          (.31)
Year ended 8/31/2003                                        13.81         .28            (.02)             .26          (.33)
Year ended 8/31/2002                                        13.69         .53             .14              .67          (.55)
Period from 3/15/2001 to 8/31/2001                          13.61         .29             .10              .39          (.31)
---------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2004                                        13.74         .39             .08              .47          (.41)
Year ended 8/31/2003                                        13.81         .38            (.02)             .36          (.43)
Year ended 8/31/2002                                        13.69         .64             .14              .78          (.66)
Period from 3/19/2001 to 8/31/2001                          13.60         .32             .11              .43          (.34)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2004                                       $13.74        $.39           $ .08            $ .47         $(.41)
Year ended 8/31/2003                                        13.81         .37            (.02)             .35          (.42)
Period from 2/19/2002 to 8/31/2002                          13.59         .30             .23              .53          (.31)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2004                                       13.74         .27             .08              .35          (.29)
 Year ended 8/31/2003                                       13.81         .26            (.02)             .24          (.31)
 Period from 2/26/2002 to 8/31/2002                         13.58         .24             .24              .48          (.25)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2004                                       13.74         .27             .08              .35          (.29)
 Year ended 8/31/2003                                       13.81         .26            (.02)             .24          (.31)
 Period from 2/19/2002 to 8/31/2002                         13.59         .25             .23              .48          (.26)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2004                                       13.74         .34             .08              .42          (.36)
 Year ended 8/31/2003                                       13.81         .34            (.02)             .32          (.39)
 Period from 3/15/2002 to 8/31/2002                         13.43         .24             .40              .64          (.26)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Year ended 8/31/2004                                       13.74         .38             .08              .46          (.40)
 Period from 9/16/2002 to 8/31/2003                         13.86         .30            (.02)             .28          (.40)



                                                                                     Net assets,    Ratio of      Ratio of
                                                           Net asset                  end of      expenses to   net income
                                                         value, end of    Total       period      average net   to average
                                                           period        return/3/  (in millions)    assets      net assets
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2004                                      $13.80            3.49%     $3,768           .70%         2.84%
Year ended 8/31/2003                                       13.74            2.68       3,981           .70          2.84
Year ended 8/31/2002                                       13.81            5.89       3,071           .76          4.70
Year ended 8/31/2001                                       13.69           11.23       1,628           .81          5.78
Year ended 8/31/2000                                       13.08            6.47       1,290           .83          6.06
----------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2004                                       13.80            2.78         339          1.39          2.15
Year ended 8/31/2003                                       13.74            1.96         383          1.40          2.05
Year ended 8/31/2002                                       13.81            5.14         205          1.46          3.86
Year ended 8/31/2001                                       13.69           10.47          46          1.50          4.85
Period from 3/15/2000 to 8/31/2000                         13.08            3.63           5           .69          2.14
----------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2004                                       13.80            2.70         383          1.47          2.07
Year ended 8/31/2003                                       13.74            1.86         434          1.49          1.93
Year ended 8/31/2002                                       13.81            5.04         212          1.55          3.67
Period from 3/15/2001 to 8/31/2001                         13.69            2.92          22           .81          2.16
----------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2004                                       13.80            3.48         304           .70          2.80
Year ended 8/31/2003                                       13.74            2.65         223           .71          2.69
Year ended 8/31/2002                                       13.81            5.85         104           .79          4.47
Period from 3/19/2001 to 8/31/2001                         13.69            3.24          13           .40          2.43
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2004                                      $13.80            3.49%     $   79           .70 %        2.81 %
Year ended 8/31/2003                                       13.74            2.58          55           .76          2.56
Period from 2/19/2002 to 8/31/2002                         13.81            3.98          15           .91/4/       4.11/4/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2004                                      13.80            2.58          20          1.59          1.93
 Year ended 8/31/2003                                      13.74            1.77          16          1.59          1.70
 Period from 2/26/2002 to 8/31/2002                        13.81            3.58           3          1.64/4/       3.38/4/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2004                                      13.80            2.59          55          1.58          1.94
 Year ended 8/31/2003                                      13.74            1.78          40          1.58          1.74
 Period from 2/19/2002 to 8/31/2002                        13.81            3.58          11          1.63/4/       3.36/4/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2004                                      13.80            3.11           5          1.06          2.44
 Year ended 8/31/2003                                      13.74            2.30           3          1.06          2.28
 Period from 3/15/2002 to 8/31/2002                        13.81            4.79           1           .51          1.73
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Year ended 8/31/2004                                      13.80            3.37           7           .81          2.67
 Period from 9/16/2002 to 8/31/2003                        13.74            2.00           3           .81/4/       2.23/4/

Intermediate Bond Fund of America / Prospectus

                                            YEAR ENDED AUGUST 31
                           2004        2003        2002        2001        2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      68%         65%         59%         73%         48%
 OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2  Based on average shares outstanding.

3 Total returns exclude all sales charges, including contingent deferred sales charges.

4  Annualized.


                                 Intermediate Bond Fund of America / Prospectus

 [logo - American Funds(R)]             The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES        American Funds Service Company
                                800/421-0180

FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator

FOR DEALER SERVICES             American Funds Distributors
                                800/421-9900

FOR COLLEGEAMERICA/(R)/         American Funds Service Company
                                800 /421-0180, ext. 529

FOR 24-HOUR INFORMATION         American FundsLine/(R)/
                                800/325-3590
                                americanfunds.com

Telephone conversations may be recorded or monitored
for verification, recordkeeping and quality-assurance
purposes.
-------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).


COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102


HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]



Printed on recycled paper
MFGEPR-923-1104 Litho in USA CGD/RRD/8011                                             Investment Company File No. 811-5446
--------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust

 [logo - American Funds(R)]             The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/





PROSPECTUS
ADDENDUM





November 1, 2004








 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of Intermediate Bond Fund of America are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM/ Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.


FEES AND EXPENSES OF THE FUND -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of       none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                        none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                         none





 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                   CLASS R-5
-------------------------------------------------------------------------------
 Management fees                                                     0.26%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees                            none
-------------------------------------------------------------------------------
 Other expenses/*/                                                   0.13
-------------------------------------------------------------------------------
 Total annual fund operating expenses                                0.39



*  A  portion  of the  fund's  expenses  may be  used  to  pay  third  parties
   (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $40     $125     $219       $493
-------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES -- pages 16-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.


SALES CHARGES -- pages 18-20

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

FINANCIAL HIGHLIGHTS/1/ -- pages 27-28

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.





                                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of  Total
                                     of period     income       unrealized)      operations    income)       period      return
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2004                 $13.74        $.44           $ .08            $.52        $(.46)       $13.80      3.81%
 Year ended 8/31/2003                  13.81         .43            (.02)            .41         (.48)        13.74      2.97
 Period from 5/15/2002 to 8/31/2002    13.52         .18             .29             .47         (.18)        13.81      3.49



                                      Net assets,    Ratio of     Ratio of net
                                        end of      expenses to      income
                                        period      average net    to average
                                     (in millions)    assets       net assets
-------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2004                     $65          .39%          3.11%
 Year ended 8/31/2003                      45          .40           3.10
 Period from 5/15/2002 to 8/31/2002        27          .13           1.28





                                           YEAR ENDED AUGUST 31
                           2004      2003     2002     2001     2000
--------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        68%       65%      59%      73%      48%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2  Based on average shares outstanding.

                        INTERMEDIATE BOND FUND OF AMERICA


                                     Part B

                       Statement of Additional Information

                                November 1, 2004



This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of Intermediate Bond Fund of America (the "fund" or "IBFA") dated November 1, 2004. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:


                        Intermediate Bond Fund of America
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                             TABLE OF CONTENTS



Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .        7
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .       10
Execution of portfolio transactions . . . . . . . . . . . . . . . .       28
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       30
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       36
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       40
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Shareholder account services and privileges . . . . . . . . . . . .       44
General information . . . . . . . . . . . . . . . . . . . . . . . .       46
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       51
Financial statements




                  Intermediate Bond Fund of America -- Page 1

                  CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES


..    The fund will invest substantially all of its assets (at least 80%) in bonds (bonds include any debt instrument and cash equivalents).

..    The fund will invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Service or unrated but determined to be of equivalent quality.


MATURITY

..    The fund's average effective maturity will be no longer than five years.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.



Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to adverse economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or



                  Intermediate Bond Fund of America -- Page 2 principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

FEDERAL AGENCY OBLIGATIONS -- Federal agency obligations include securities issued by certain U.S. government agencies and government-sponsored entities. These securities are neither direct obligations of, nor guaranteed by, the U.S. government. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to:
Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:


     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S. government agencies and gonvernment-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed



                  Intermediate Bond Fund of America -- Page 3 by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed  securities  issued  by  private  entities  are  structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation- adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.



                  Intermediate Bond Fund of America -- Page 4

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceeds its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.



The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees,



                  Intermediate Bond Fund of America -- Page 5 taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


INVESTING IN VARIOUS COUNTRIES -- The fund may only invest in non-U.S. securities that are U.S. dollar-denominated and are in the three highest rating categories. Accordingly, the risks described below are substantially lessened.


Investing outside the United States involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund's investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)) (b) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Investments in these securities are subject to the fund's ratings guidelines.


VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the investment adviser may increase the fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of



                  Intermediate Bond Fund of America -- Page 6 cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made.



The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.



Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended August 31, 2004 and 2003 were 68% and 65%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.



These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;


                  Intermediate Bond Fund of America -- Page 7

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

3. Invest in companies for the purpose of exercising control or management;

4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16. Write, purchase or sell puts, calls or combinations thereof;


                  Intermediate Bond Fund of America -- Page 8

17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)


Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


NONFUNDAMENTAL POLICY -- The following policy may be changed without shareholder approval.



The fund may not issue senior securities, except as permitted by the 1940 Act.


                  Intermediate Bond Fund of America -- Page 9

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS



                                    YEAR FIRST                                      NUMBER OF PORTFOLIOS
                         POSITION    ELECTED                                          WITHIN THE FUND       OTHER DIRECTORSHIPS/3/
                         WITH THE   A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ OVERSEEN             HELD
     NAME AND AGE          FUND   OF THE FUND/1/          PAST FIVE YEARS                BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.   Trustee      1999         Corporate director and author;            14             Carnival Corporation
                                                   former U.S. Ambassador to
 Age: 70                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie   Trustee      1987         Private investor; former                  19             Ducommun Incorporated;
                                                   President and CEO, The Mission                           IHOP Corporation;
 Age: 71                                           Group (non-utility holding                               Southwest Water
                                                   company, subsidiary of                                   Company;
                                                   Southern California Edison                               Valero L.P.
                                                   Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,            12            Allegheny Technologies;
 Age: 55                                           Ecovation, Inc. (organic waste                          BF Goodrich;
                                                   management)                                             Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989        Chairman of the Board and CEO,            16            None
 Age: 69                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                 14            None
 Age: 58                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991        Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 69                                           AECOM Technology Corporation                            Southwest Water Company
                                                   (engineering, consulting and
                                                   professional technical
                                                   services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family             12            None
 Age: 61                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                  Intermediate Bond Fund of America -- Page 10

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST          PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN             HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND                 BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.   Chairman of        1987        Executive Vice President and             17            None
 Age: 55              the Board                      Director, Capital Research
                                                     and Management Company;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine   Vice Chairman      1987        Senior Vice President and                12            None
 Age: 74              of the Board                   Director, Capital Research
                                                     and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet         President          1993        Senior Vice President,                    2            None
 Age: 48                                             Capital Research and
                                                     Management Company
-----------------------------------------------------------------------------------------------------------------------------------





                  Intermediate Bond Fund of America -- Page 11

                                                                            PRINCIPAL OCCUPATION(S) DURING
                                POSITION          YEAR FIRST ELECTED      PAST FIVE YEARS AND POSITIONS HELD
                                WITH THE              AN OFFICER               WITH AFFILIATED ENTITIES
     NAME AND AGE               FUND/1/             OF THE FUND/1/      OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M. Nishiyama       Vice President              2003          Vice President and Counsel - Fund Business Management
 Age: 34                                                               Group, Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams             Secretary                 1987          Vice President - Fund Business Management Group, Capital
 Age: 56                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley             Treasurer                 2002          Vice President - Fund Business Management Group, Capital
 Age: 36                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick      Assistant Secretary            1994          Assistant Vice President - Fund Business Management Group,
 Age: 40                                                               Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman        Assistant Treasurer            2001          Vice President - Fund Business Management Group, Capital
 Age: 34                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.



                  Intermediate Bond Fund of America -- Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003



                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard J. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The
   amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. Certain of the fund's unaffiliated Trustees may also serve as Board or Committee members for other American Funds whose Boards or Committees meet jointly with those of the fund. For joint Board or Contracts Committee meetings, the fund pays each Trustee a pro rata portion of an attendance fee of $2,520; for joint Nominating Committee meetings, the fund pays each Trustee a pro rata portion of an attendance fee of $1,200; and for joint Audit Committee meetings the fund pays each Trustee a pro rata portion of an annual attendance fee of $5,040. Several other American funds meet jointly with the fund, but annual fees are paid by each fund individually. IBFA pays annual retainer fees of $3,000. However, any unaffiliated Trustee who serves only IBFA and the funds with which IBFA meets jointly and no other American Funds shall be paid annual compensation aggregating $50,000, a pro rata portion of which is paid by each of the funds which meet jointly. The payment by the fund to certain unaffiliated Trustees of a larger annual fee reflects the significant time and labor commitment required of any mutual fund board member.


The Nominating Committee of the Board of Trustees, a Committee comprised exclusively of Trustees not affiliated with the investment adviser, reviews Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the



                  Intermediate Bond Fund of America -- Page 13

Nominating  Committee  Committee  considers  a  number  of  factors,   including
operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2004



                                                                            TOTAL COMPENSATION (INCLUDING
                                                                                VOLUNTARILY DEFERRED
                                                 AGGREGATE COMPENSATION           COMPENSATION/1/)
                                                 (INCLUDING VOLUNTARILY       FROM ALL FUNDS MANAGED BY
                                                DEFERRED COMPENSATION/1/)   CAPITAL RESEARCH AND MANAGEMENT
NAME                                                 FROM THE FUND          COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------
 Richard J. Capen, Jr./3/                                 $4,499                       $112,748
-----------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                  4,562                        254,410
-----------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                         5,069                         62,156
-----------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                          5,617                        223,880
-----------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                      4,498                        169,685
-----------------------------------------------------------------------------------------------------------
 Richard G. Newman                                         5,004                        141,620
-----------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                          5,235                         64,156
-----------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended August 31, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($17,274), H. Frederick Christie ($13,824), Diane C. Creel ($19,709), Martin Fenton ($23,376) and Leonard R. Fuller ($28,603). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of October 1, 2004, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 7, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.



Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


                  Intermediate Bond Fund of America -- Page 14

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/R/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.



The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF TRUSTEES BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Trustees. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Trustees, as though the fund were a common-law trust. Accordingly, the Trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm



                  Intermediate Bond Fund of America -- Page 15 and the full Board of Trustees. Two Audit Committee meetings were held during the 2004 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2004 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent Trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.



The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more


                  Intermediate Bond Fund of America -- Page 16

American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.



                  Intermediate Bond Fund of America -- Page 17

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2004:



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A         8.22%
 201 Progress Parkway                                Class B         5.25
 Maryland Hts., MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class B         7.21
 4800 Deer Lake Drive East, Floor 2                  Class C        16.48
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class C         7.81
 333 West 34th Street
 New York, NY  10001-2402
----------------------------------------------------------------------------
 PFPC Brokerage Services                             Class F         7.04
 FBO Hilliard Lyons
 760 Moore Road
 King of Prussia, PA  19406-1212
----------------------------------------------------------------------------
 Unified Trust Company NA                            Class F        16.86
 2353 Alexandria Drive, Suite 100
 Lexington, KY  40504-3208
----------------------------------------------------------------------------
 NFSC FEBO                                           Class R-1      10.17
 Raymond R. Allis P/ADM
 CC Allis & Sons Inc. Empl. Defnd. Ben. Pen. Pl.
 RR 3, Box 173
 Wyalusing, PA  18853-9565
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                        Class R-3       6.71
 P.O. Box 182029
 Columbus, OH  43218-2029
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4       7.01
 Greene County Bancshares Inc.
 c/o Fascorp
 8515 East Orchard Road #2T2
 Greenwood Village, CO  80111-5002
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4       7.35
 Planar Systems Inc. 401K
 c/o Fascorp
 8515 East Orchard Road #2T2
 Greenwood Village, CO  80111-5002
----------------------------------------------------------------------------
 Reno Heart Physicians 401K PSP                      Class R-4       6.89
 Theodore Berndt
 Nevada
----------------------------------------------------------------------------
 Rockford Cardiology Assoc. Sav. Plan                Class R-4      13.23
 Robert H. Harner, MD
 Illinois
----------------------------------------------------------------------------
 AST Trust Company TTEE                              Class R-4       5.28
 St. Joseph Anesthesia Services
 2390 East Camelback Road, Suite 240
 Phoenix, AZ  85016-3434
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.28
 PIM 6536-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 NFSC FEBO                                           Class R-5       9.89
 Reliance Trust Company TTEE
 Foamex LP Pen. Pl.
 1000 Columbia Avenue
 Linwood, PA  19061-3921
----------------------------------------------------------------------------



                  Intermediate Bond Fund of America -- Page 18

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, D.C.; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The  investment  adviser is  responsible  for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).



                  Intermediate Bond Fund of America -- Page 19

In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Trustees.


The Committee noted that the investment results of the fund were close to the medians for its respective peer groups for 2003 and for the three-, five- and 10-year periods ended June 30, 2004. They also noted that the Fund's advisory fees and total expenses for 2003 as a percentage of its respective average net assets were below the medians of its respective peer groups, and that the advisory fees would be further decreased by a proposed voluntary 5% fee waiver by the investment adviser which waiver would apply to all American Funds. They also considered the depth and quality of the investment adviser's research capabilities; the low turnover rates of its key personnel and the overall stability of its organization; the experience, capability and integrity of its senior management; and its commitment and systems in place to ensure a high level of compliance with applicable laws, rules and other requirements. Based on their review, the Committee concluded that the Fund's advisory fees are fair, both absolutely and in comparison with those of other similar funds in the industry, and that the Fund's shareholders have received reasonable value in return for those fees.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.



The management fee is based on the following rates and daily net asset levels:


                              Net asset level



          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000
------------------------------------------------------------------------------




                  Intermediate Bond Fund of America -- Page 20

The Agreement also provides for fees based on monthly gross investment income at the following rates:


                      Monthly gross investment income



              RATE                 IN EXCESS OF               UP TO
------------------------------------------------------------------------------
              3.00%                 $        0              $3,333,333
------------------------------------------------------------------------------
              2.50                   3,333,333               8,333,333
------------------------------------------------------------------------------
              2.00                   8,333,333
------------------------------------------------------------------------------



Assuming net assets of $5.2 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.30%, 0.32%, 0.34%, 0.36% and
0.38%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended August 31, 2004, the investment adviser received $9,126,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $4,017,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $13,143,000. For the fiscal years ended August 31, 2003 and 2002, management fees paid by the fund amounted to $13,285,000 and $7,946,000, respectively.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has voluntarily agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreement. As a result of this voluntary waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).



                  Intermediate Bond Fund of America -- Page 21

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, Class R-2, Class R-3 and Class R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended August 31, 2004, the total fees paid by the investment adviser were $272,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average net assets of Class R-5 shares.


During the 2004 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:



                                            ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------
               CLASS C                               $729,000
-----------------------------------------------------------------------------
               CLASS F                                426,000
-----------------------------------------------------------------------------
             CLASS 529-A                              116,000
-----------------------------------------------------------------------------
             CLASS 529-B                               36,000
-----------------------------------------------------------------------------
             CLASS 529-C                               93,000
-----------------------------------------------------------------------------
             CLASS 529-E                                7,000
-----------------------------------------------------------------------------
             CLASS 529-F                                9,000
-----------------------------------------------------------------------------
              CLASS R-1                                 9,000
-----------------------------------------------------------------------------
              CLASS R-2                               490,000
-----------------------------------------------------------------------------
              CLASS R-3                               158,000
-----------------------------------------------------------------------------
              CLASS R-4                                14,000
-----------------------------------------------------------------------------
              CLASS R-5                                51,000
-----------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.



                  Intermediate Bond Fund of America -- Page 22

The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.



Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                COMMISSIONS,        ALLOWANCE OR
                                                   REVENUE          COMPENSATION
                          FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
--------------------------------------------------------------------------------
          CLASS A                2004            $2,952,000          $11,444,000
                                 2003             5,160,000           19,897,000
                                 2002             3,306,000           12,668,000
--------------------------------------------------------------------------------
          CLASS B                2004               372,000            1,856,000
                                 2003             1,384,000            8,047,000
                                 2002               947,000            5,288,000
--------------------------------------------------------------------------------
        CLASS 529-A              2004               178,000              682,000
                                 2003               244,000              938,000
                                 2002                73,000              284,000
--------------------------------------------------------------------------------
        CLASS 529-B              2004                43,000              206,000
                                 2003                79,000              494,000
                                 2002                15,000              120,000
--------------------------------------------------------------------------------




                  Intermediate Bond Fund of America -- Page 23

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of August 31, 2004, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $2,086,000.


For Class B and 529-B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.



                  Intermediate Bond Fund of America -- Page 24

For Class C and 529-C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


For Class R-1 shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.



                  Intermediate Bond Fund of America -- Page 25

During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:



                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $11,367,000                 $1,635,000
------------------------------------------------------------------------------
        CLASS B                   3,547,000                    389,000
------------------------------------------------------------------------------
        CLASS C                   3,993,000                    680,000
------------------------------------------------------------------------------
        CLASS F                     634,000                    181,000
------------------------------------------------------------------------------
      CLASS 529-A                    94,000                     16,000
------------------------------------------------------------------------------
      CLASS 529-B                   178,000                     22,000
------------------------------------------------------------------------------
      CLASS 529-C                   485,000                     99,000
------------------------------------------------------------------------------
      CLASS 529-E                    20,000                      6,000
------------------------------------------------------------------------------
      CLASS 529-F                    13,000                      4,000
------------------------------------------------------------------------------
       CLASS R-1                     24,000                      8,000
------------------------------------------------------------------------------
       CLASS R-2                    429,000                    124,000
------------------------------------------------------------------------------
       CLASS R-3                    248,000                     70,000
------------------------------------------------------------------------------
       CLASS R-4                     20,000                      7,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.


As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group



                  Intermediate Bond Fund of America -- Page 26

     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.



                  Intermediate Bond Fund of America -- Page 27

                       EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held debt securities of J.P. Morgan Securities in the amount of $37,120,000, Citigroup Global Markets Holdings Inc. in the amount of $33,165,000, Banc of America Securities LLC in the amount of $43,579,000,Wachovia Securities Inc. in the amount of $12,980,000 and Deutsche Bank A.G. in the amount of $8,694,000.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended August 31, 2004, 2003 and 2002 amounted to $1,160,000, $2,521,000 and
$1,646,000, respectively. The volume of trading activity decreased during the year, resulting in a decrease in brokerage concessions paid on portfolio transactions.



                  Intermediate Bond Fund of America -- Page 28

                               PRICE OF SHARES


Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).



All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.



                  Intermediate Bond Fund of America -- Page 29

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.


Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                             TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.



                  Intermediate Bond Fund of America -- Page 30

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account currently are not taxable.


     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.



                  Intermediate Bond Fund of America -- Page 31

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.



     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.



                  Intermediate Bond Fund of America -- Page 32

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.



     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.



                  Intermediate Bond Fund of America -- Page 33

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.



Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number


                  Intermediate Bond Fund of America -- Page 34 furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.



Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                  Intermediate Bond Fund of America -- Page 35

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                         PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


           For credit to the account of American Funds Service Company A/c# 4600-076178
           (fund name)
           (your fund acct. no.)

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.


Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an



                  Intermediate Bond Fund of America -- Page 36 eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASES BY RETIREMENT PLANS -- Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct/SM/ recordkeeping programs. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).



                  Intermediate Bond Fund of America -- Page 37

                                  SALES CHARGES

INITIAL AND CONTINGENT DEFERRED SALES CHARGES -- The initial sales charge paid by you for Class A shares, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the prospectus due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


Similarly, any contingent deferred sales charge paid by you (including those paid on Class B and C shares), expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described in the prospectus due to rounding.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     As noted in the prospectus, employer-sponsored retirement plans are not eligible to purchase Class A shares without a sales charge, or establish a statement of intention to do so, unless they are currently invested in Class A shares.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;


     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired


                  Intermediate Bond Fund of America -- Page 38 registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.



                  Intermediate Bond Fund of America -- Page 39

                       SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.



                  Intermediate Bond Fund of America -- Page 40

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below) or single-participant Keogh-type plan;


     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);


     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.


     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts



                  Intermediate Bond Fund of America -- Page 41 and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP



                  Intermediate Bond Fund of America -- Page 42 should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.


     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.



Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


                  Intermediate Bond Fund of America -- Page 43

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                   SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders as shareholders of the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and



                  Intermediate Bond Fund of America -- Page 44

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.



Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.



                  Intermediate Bond Fund of America -- Page 45

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for American Funds money market funds by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE  CERTIFICATES -- Shares are credited to your account and  certificates are
not  issued  unless  you  request  them  by  writing  to  the  Transfer   Agent.
Certificates are not available for the 529 or R share classes.


                               GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $4,065,000 for Class A shares and $348,000 for Class B shares for the 2004 fiscal year.



                  Intermediate Bond Fund of America -- Page 46

In lieu of American Funds Service Company, certain third parties who may be unaffiliated with the investment adviser provide the fund with transfer agency and shareholder services. These services are provided pursuant to agreements between such third parties and American Funds Service Company or its affiliates. As a result of these agreements, compensation is paid to such third parties, rather than to American Funds Service Company. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or to a third party that provides these services, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for Trustees who are not "interested persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held



                  Intermediate Bond Fund of America -- Page 47 personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.



Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION -- The financial statements including the investment portfolio and the report of independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.80
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $14.34


FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:



                                                                                FUND NUMBERS
                                                                     ------------------------------------
FUND                                                                 CLASS A  CLASS B  CLASS C   CLASS F
---------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.




                  Intermediate Bond Fund of America -- Page 48

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409





                  Intermediate Bond Fund of America -- Page 49

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.





                  Intermediate Bond Fund of America -- Page 50

                                    APPENDIX

The following  descriptions  of debt security  ratings are based on  information
provided  by  Moody's   Investors   Service  (Moody's)  and  Standard  &  Poor's
Corporation (Standard & Poor's).


                         DESCRIPTION OF BOND RATINGS


MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                  Intermediate Bond Fund of America -- Page 51

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                  Intermediate Bond Fund of America -- Page 52

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                  DESCRIPTION OF COMMERCIAL PAPER RATINGS


MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)


P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)


A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                  Intermediate Bond Fund of America -- Page 53



[logo - American Funds(R)]


INTERMEDIATE BOND FUND OF AMERICA
Investment portfolio

August 31, 2004

                                                                                           Principal amount     Market value
BONDS AND NOTES -- 93.00%                                                                             (000)            (000)


CORPORATE BONDS -- 27.56%
FINANCIALS -- 15.47%
SLM Corp. 1.70% 2005(1)                                                                            $  4,000         $  4,010
USA Education, Inc. 5.625% 2007                                                                       9,035            9,569
SLM Corp., Series A, 3.625% 2008                                                                     17,500           17,630
SLM Corp., Series A, 3.95% 2008                                                                       5,000            5,049
SLM Corp., Series A, 4.00% 2009                                                                      12,250           12,312
SLM Corp., Series A, 4.25% 2009(1)                                                                    5,000            5,031
SLM Corp., Series A, 5.375% 2014                                                                      5,000            5,128
Midland Bank PLC 8.625% 2004                                                                          4,200            4,279
Household Finance Corp. 8.00% 2005                                                                    3,250            3,379
Household Finance Corp. 3.375% 2006                                                                   3,000            3,028
Household Finance Corp. 5.75% 2007                                                                    8,000            8,510
Household Finance Corp. 7.875% 2007                                                                  10,250           11,415
Household Finance Corp. 4.125% 2008                                                                  13,500           13,675
Household Finance Corp. 6.40% 2008                                                                    3,000            3,290
J.P. Morgan Chase & Co. 5.625% 2006                                                                   5,000            5,261
J.P. Morgan Chase & Co. 5.35% 2007                                                                   11,050           11,663
BANK ONE CORP. 2.625% 2008                                                                            6,000            5,791
J.P. Morgan Chase & Co. 4.00% 2008                                                                   15,000           15,255
J.P. Morgan Chase & Co. 3.50% 2009                                                                    5,000            4,941
Prudential Insurance Co. of America 6.375% 2006(2)                                                   14,325           15,293
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                10,000           10,043
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                 3,000            3,082
Prudential Funding LLC 6.60% 2008(2)                                                                 11,795           13,139
AIG SunAmerica Global Financing VIII 1.725% 2004(1),(2)                                               2,000            2,000
AIG SunAmerica Global Financing II 7.60% 2005(2)                                                      4,000            4,165
ASIF Global Financing XXVIII 1.74% 2007(1),(2)                                                        7,000            7,001
International Lease Finance Corp., Series P, 3.125% 2007                                              8,000            7,975
ASIF Global Financing XVIII 3.85% 2007(2)                                                             3,000            3,037
International Lease Finance Corp. 4.50% 2008                                                          3,000            3,108
International Lease Finance Corp. 4.75% 2009                                                          9,000            9,254
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                      8,625            9,077
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                     19,350           20,408
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                            5,000            4,994
Monumental Global Funding II, Series 2004-F, 4.375% 2009(2)                                           2,000            2,034
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005(2),(3)                        2,122            2,139
Citigroup Inc. 5.75% 2006                                                                             7,000            7,359
Citigroup Inc. 3.50% 2008                                                                            22,500           22,599
Citigroup Inc. 5.625% 2012                                                                            3,000            3,207
Wells Fargo & Co. 7.25% 2005                                                                          4,000            4,183
Wells Fargo Financial, Inc. 7.60% 2005                                                             $  3,500         $  3,626
Wells Fargo & Co. 3.50% 2008                                                                         17,000           17,079
Wells Fargo & Co. 3.125% 2009                                                                         5,000            4,876
Wells Fargo Bank National Association 7.80% 2010(1)                                                   1,750            1,821
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                   24,500           25,928
MetLife, Inc. 3.911% 2005                                                                            25,515           25,844
Allstate Financial Global Funding LLC 7.125% 2005(2)                                                  2,000            2,095
Allstate Financial Global Funding LLC 6.15% 2006(2)                                                   9,000            9,425
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                  10,600           11,144
Nationwide Life Insurance Co. 5.35% 2007(2)                                                          21,350           22,416
Genworth Financial, Inc. 1.67% 2007(1)                                                               12,000           12,019
Genworth Financial, Inc. 4.75% 2009                                                                  10,000           10,370
HBOS PLC 3.125% 2007(2)                                                                              11,500           11,529
HBOS Treasury Services PLC 3.75% 2008(2)                                                             10,000           10,025
Washington Mutual, Inc. 2.40% 2005                                                                    3,000            2,987
Washington Mutual, Inc. 7.50% 2006                                                                   15,500           16,842
Washington Mutual, Inc. 5.625% 2007                                                                   1,600            1,691
ReliaStar Financial Corp. 8.625% 2005                                                                 2,000            2,054
ReliaStar Financial Corp. 8.00% 2006                                                                 11,470           12,709
ING Security Life Institutional Funding 2.70% 2007(2)                                                 2,000            1,991
ReliaStar Financial Corp. 6.50% 2008                                                                  4,000            4,381
American Express Credit Corp. 1.77% 2006(1)                                                           5,000            5,014
American Express Credit Corp. 3.00% 2008                                                             10,000            9,826
American Express Co. 4.75% 2009                                                                       5,000            5,202
US Bank National Association 2.85% 2006                                                              20,000           20,008
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                         19,000           19,997
Hartford Financial Services Group, Inc. 2.375% 2006                                                  15,375           15,242
Hartford Financial Services Group, Inc. 4.70% 2007                                                    4,000            4,147
Bank of America Corp. 7.625% 2005                                                                     1,000            1,033
Bank of America Corp. 7.875% 2005                                                                     3,000            3,120
NationsBank Corp. 7.50% 2006                                                                          2,000            2,178
Bank of America Corp. 6.625% 2007                                                                       200              219
Bank of America Corp. 4.375% 2010                                                                    12,000           12,091
Lincoln National Corp. 7.25% 2005                                                                     5,425            5,625
Lincoln National Corp. 6.50% 2008                                                                    11,800           12,927
Kimco Realty Corp., Series A, 6.73% 2005                                                              9,500            9,840
Price REIT, Inc. 7.50% 2006                                                                           4,000            4,403
Kimco Realty Corp., Series C, 3.95% 2008                                                              2,000            2,012
Signet Bank 7.80% 2006                                                                                2,000            2,207
Wachovia Corp. 3.50% 2008                                                                            13,000           12,980
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1),(2)                                        11,250           12,568
Suntrust Bank 4.415% 2009                                                                            10,000           10,235
Bank of New York Co., Inc., Series E, 2.20% 2006                                                     10,000            9,923
Weingarten Realty Investors, Series A, 5.263% 2012                                                    6,000            6,189
Weingarten Realty Investors, Series A, 4.857% 2014                                                    3,000            2,955
Principal Life Global Funding I 4.40% 2010(2)                                                         9,000            9,107
Deutsche Bank Capital Funding Trust I, 7.872% 2049(1),(2)                                             7,500            8,694
ABN AMRO Bank NV 7.55% 2006                                                                           8,000            8,680
National Westminster Bank PLC 7.375% 2009                                                             5,000            5,798
National Westminster Bank PLC 7.75% (undated) (1)                                                     2,350            2,629
Skandinaviska Enskilda Banken 6.875% 2009                                                             7,330            8,221
XL Capital Finance (Europe) PLC 6.50% 2012                                                            4,725            5,208
XL Capital Ltd. 5.25% 2014                                                                            2,250            2,262
CIT Group Inc. 7.375% 2007                                                                            3,500            3,862
CIT Group Inc. 6.875% 2009                                                                            3,000            3,380
New York Life Global Funding 3.875% 2009(2)                                                           6,750            6,793
Bayerische Landesbank, Series F, 2.50% 2006                                                           6,625            6,612
Principal Life Insurance Co. 3.20% 2009                                                               6,000            5,867
Den Danske Bank A/S 6.375% 2008(1),(2)                                                                4,750            4,886
Den Danske Bank A/S 7.40% 2010(2)                                                                       500              553
Swedish Export Credit Corp. 2.875% 2007                                                               5,000            4,999
Barclays Bank PLC 7.40% 2009                                                                          1,250            1,453
Barclays Bank PLC 7.375% (undated) (1),(2)                                                            2,000            2,324
Merita Bank Ltd. 7.50% (undated) (1),(2)                                                              2,825            3,078
Abbey National PLC 6.70% (undated) (1)                                                                1,775            1,952
                                                                                                                     800,464

CONSUMER DISCRETIONARY -- 3.42%
Target Corp. 5.50% 2007                                                                              17,000           18,039
Target Corp. 3.375% 2008                                                                             15,700           15,700
General Motors Acceptance Corp. 4.50% 2006                                                            2,000            2,043
General Motors Acceptance Corp. 6.75% 2006                                                            5,000            5,244
General Motors Acceptance Corp. 6.125% 2007                                                           5,000            5,294
General Motors Acceptance Corp. 5.625% 2009                                                          18,500           18,825
General Motors Acceptance Corp. 6.875% 2011                                                           2,000            2,097
CBS Corp. 7.15% 2005                                                                                  6,500            6,723
Viacom Inc. 6.40% 2006                                                                               17,250           18,154
Viacom Inc. 5.625% 2007                                                                               5,000            5,300
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                3,000            3,171
DaimlerChrysler North America Holding Corp. 4.75% 2008                                               14,750           15,225
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                5,000            5,623
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                3,500            4,038
Kohl's Corp. 6.70% 2006                                                                               7,074            7,459
Kohl's Corp. 6.30% 2011                                                                               8,310            9,182
Lowe's Companies, Inc. 7.50% 2005                                                                     3,000            3,194
Lowe's Companies, Inc. 8.25% 2010                                                                     5,000            6,042
Ford Motor Credit Co. 6.875% 2006                                                                     4,250            4,472
Ford Motor Credit Co. 7.375% 2009                                                                     3,500            3,835
Gannett Co., Inc. 4.95% 2005                                                                          2,000            2,031
Gannett Co., Inc. 6.375% 2012                                                                         3,000            3,347
Sony Capital Corp., Series C, 4.95% 2006(2)                                                           5,000            5,213
Cox Radio, Inc. 6.375% 2005                                                                           3,500            3,578
Carnival Corp. 6.15% 2008                                                                             2,901            3,144
                                                                                                                     176,973

INDUSTRIALS -- 2.78%
Heller Financial, Inc. 8.00% 2005                                                                     3,500            3,655
General Electric Capital Corp., Series A, 2.85% 2006                                                  5,000            5,026
General Electric Capital Corp., Series A, 5.00% 2007                                                 23,000           24,143
General Electric Capital Corp., Series A, 5.375% 2007                                                10,000           10,572
General Electric Capital Corp., Series A, 3.50% 2008                                                  9,000            9,025
General Electric Capital Corp., Series A, 6.00% 2012                                                  2,500            2,743
General Electric Co. 5.00% 2013                                                                       2,000            2,061
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2),(3)                               23,374           25,298
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(2),(3)                                                                                        2,588            2,884
John Deere Capital Corp. 3.90% 2008                                                                  18,500           18,788
Caterpillar Financial Services Corp. 4.50% 2009                                                      16,750           17,249
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.41% 2009(1),(3)                       9,526            9,592
Burlington Northern and Santa Fe Railway Co. 6.96% 2009(3)                                            4,548            4,867
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
   5.943% 2022(3)                                                                                       496              538
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(3)                      2,432            2,504
Continental Airlines, Inc., MBIA insured, 2.26% 2009(1)                                               2,000            2,021
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
   5.70% 2023(2),(3)                                                                                  1,553            1,623
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                      1,000            1,049
                                                                                                                     143,638

TELECOMMUNICATION SERVICES -- 1.91%
AirTouch Communications, Inc. 6.35% 2005                                                              1,500            1,543
Vodafone Group PLC 7.625% 2005                                                                        8,750            8,964
Vodafone Group PLC 7.75% 2010                                                                         9,525           11,208
British Telecommunications PLC 7.875% 2005(1)                                                         7,250            7,732
British Telecommunications PLC 8.375% 2010(1)                                                        11,250           13,570
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                      17,500           18,411
Telefonica Europe BV 7.75% 2010                                                                      10,000           11,816
Koninklijke KPN NV 7.50% 2005                                                                         4,000            4,216
Koninklijke KPN NV 8.00% 2010                                                                         4,000            4,760
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                      7,000            7,768
Verizon Global Funding Corp. 7.375% 2012                                                              5,000            5,828
Cingular Wireless LLC 5.625% 2006                                                                     3,000            3,156
                                                                                                                      98,972

CONSUMER STAPLES -- 1.88%
Wal-Mart Stores, Inc. 5.45% 2006                                                                      5,000            5,257
Wal-Mart Stores, Inc. 4.375% 2007                                                                    21,000           21,757
Wal-Mart Stores, Inc. 6.875% 2009                                                                     2,000            2,275
Kraft Foods Inc. 1.96% 2004(1)                                                                        9,000            9,002
Kraft Foods Inc. 4.625% 2006                                                                          3,000            3,099
Nabisco, Inc. 7.05% 2007                                                                              9,200           10,127
Pepsi Bottling Holdings Inc. 5.625% 2009(2)                                                          13,000           14,050
Anheuser-Busch Co. Inc. 9.00% 2009                                                                    2,000            2,476
Anheuser-Busch Co. Inc. 6.00% 2011                                                                    9,000            9,906
Diageo Capital PLC 3.50% 2007                                                                        12,000           12,049
Costco Wholesale Corp. 5.50% 2007                                                                     5,250            5,561
CVS Corp. 6.117% 2013(2),(3)                                                                          1,731            1,859
                                                                                                                      97,418

UTILITIES -- 1.10%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                          13,500           14,198
Alabama Power Co., Series U, 2.65% 2006                                                               5,000            5,012
Georgia Power Co., Series V, 4.10% 2009                                                               7,000            7,065
PSE&G Co., First and Refunding Mortgage Bonds, Series A, 1.695% 2006(1)                               7,500            7,499
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                 5,000            5,034
Duke Energy Corp. First and Ref. Mortgage Bonds 4.50% 2010                                            2,250            2,289
Pacificorp Australia LLC, MBIA insured, 6.15% 2008(2)                                                 6,000            6,527
PECO Energy Co., First and Ref. Mortgage Bonds, 3.50% 2008                                            5,300            5,310
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(2)                                       3,500            3,779
                                                                                                                      56,713

ENERGY -- 0.49%
BP Capital Markets PLC 2.35% 2006                                                                    10,000            9,952
BP Capital Markets PLC 2.75% 2006                                                                     8,000            8,008
Oil Enterprises Ltd., MBIA insured, 6.239% 2008(2),(3)                                                4,810            5,248
Pemex Finance Ltd., AMBAC insured, 6.55% 2008(3)                                                      2,058            2,167
                                                                                                                      25,375

HEALTH CARE -- 0.38%
UnitedHealth Group Inc. 7.50% 2005                                                                    1,525            1,614
UnitedHealth Group Inc. 5.20% 2007                                                                    3,000            3,150
UnitedHealth Group Inc. 3.75% 2009                                                                   15,000           14,942
                                                                                                                      19,706

MATERIALS -- 0.13%
E.I. du Pont de Nemours and Co. 4.125% 2010                                                           6,000            6,036
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(3)                                              750              608
                                                                                                                       6,644

U.S. TREASURY NOTES & BONDS -- 17.39%
U.S. Treasury Obligations 5.875% 2004                                                                 5,000            5,044
U.S. Treasury Obligations 11.625% 2004                                                               23,400           23,879
U.S. Treasury Obligations 1.625% 2005                                                                83,000           82,636
U.S. Treasury Obligations 5.75% 2005                                                                 86,750           90,545
U.S. Treasury Obligations 2.625% 2006                                                                50,000           50,156
U.S. Treasury Obligations 3.50% 2006                                                                104,525          106,795
U.S. Treasury Obligations 6.875% 2006                                                                29,250           31,494
U.S. Treasury Obligations 7.00% 2006                                                                 31,875           34,569
U.S. Treasury Obligations 3.375% 2007(1),(4)                                                         17,060           18,310
U.S. Treasury Obligations 6.125% 2007                                                                30,000           32,855
U.S. Treasury Obligations 6.25% 2007                                                                 47,750           51,921
U.S. Treasury Obligations 3.375% 2008                                                                20,000           20,181
U.S. Treasury Obligations 3.625% 2008(1),(4),(5)                                                     38,158           42,045
U.S. Treasury Obligations 5.625% 2008                                                                20,000           21,850
U.S. Treasury Obligations 3.875% 2009(1),(4)                                                         15,614           17,628
U.S. Treasury Obligations 6.00% 2009                                                                 33,750           37,853
U.S. Treasury Obligations 10.375% 2009                                                                4,000            4,071
U.S. Treasury Obligation Strip 0% 2009                                                                6,750            5,702
U.S. Treasury Obligations 5.00% 2011                                                                 65,500           70,484
U.S. Treasury Obligations 5.00% 2011                                                                 49,000           52,683
U.S. Treasury Obligations Principal Strip 0% 2015                                                     9,400            5,649
U.S. Treasury Obligations 7.50% 2016                                                                 26,000           33,357
U.S. Treasury Obligations 9.250% 2016                                                                14,750           21,222
U.S. Treasury Obligations 8.750% 2020                                                                19,490           28,172
U.S. Treasury Obligations Principal Strip 0% 2029                                                    15,000            4,054
U.S. Treasury Obligations 0% 2029                                                                    10,685            2,986
U.S. Treasury Obligations 5.25% 2029                                                                  3,500            3,615
                                                                                                                     899,756

ASSET BACKED OBLIGATIONS(3) -- 13.12%
Banco Itau SA, Series 2002-2, XLCA insured, 1.80% 2006(1),(2)                                        13,500           13,416
Banco Itau SA, Series 2002, XLCA insured, 1.85% 2007(1),(2)                                          18,700           18,584
PECO Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                   13,150           13,925
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                    7,000            7,626
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                     20,250           20,556
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.99% 2009(1)                       19,000           19,108
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58%
   2008(2)                                                                                           15,764           15,852
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998,
   Class A-5, 5.44% 2007                                                                              1,728            1,748
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998,
   Class A-6, 5.63% 2009                                                                             13,300           13,991
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96%
   2031                                                                                               7,000            7,232
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-5, 6.48%
   2031                                                                                               8,143            8,479
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                       14,048           14,638
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009                                      12,500           13,820
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14%
   2010(2)                                                                                           13,000           13,262
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                         11,950           13,103
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                            12,691           12,679
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(2)                                12,125           12,233
Wells Fargo Home Equity Trust, Series 2004-2, Class AI4, 4.43% 2034                                   5,000            4,999
Wells Fargo Home Equity Trust, Series 2004-2, Class AI5, 4.89% 2034                                   6,750            6,784
Onyx Acceptance Owner Trust, Series 2002-C, Class A-3, MBIA insured, 3.29% 2006                       2,240            2,248
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                       9,075            9,234
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                11,200           11,208
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 2.42% 2031(1)                        10,720           10,806
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured,
   5.65% 2034                                                                                        10,750           10,696
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                           10,080           10,593
Green Tree Financial Corp., Series 1998-2, Class A-5, 6.24% 2016                                      1,371            1,387
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                         3,829            3,929
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029                                      1,339            1,354
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                      3,154            3,363
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class A-2, 5.31% 2033                            510              511
Asset-backed Securities Corp. Home Equity Loan Trust, Series 2001-HE2, Class
   M-2, 2.65% 2031(1)                                                                                10,213           10,246
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50%
   2009(2)                                                                                            9,980           10,086
CWABS, Inc., Series 1999-3, Class MV-1, 2.235% 2030(1)                                               10,000           10,009
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured,
   3.69% 2011(2)                                                                                     10,000           10,006
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41%
   2007(2)                                                                                           10,000            9,994
Conseco Finance Home Equity Loan Trust, Series 2001-B, Class II-M-1, 7.581%
   2032                                                                                               9,658            9,765
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84%
   2009(2)                                                                                            9,320            9,357
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
   4.82% 2010(2)                                                                                      8,750            9,100
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 2.03% 2009(1)                               5,750            5,797
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012                                  2,580            3,081
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2,
   2.71% 2026                                                                                         7,200            7,197
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-II-B,
   1.925% 2033(1)                                                                                     1,540            1,542
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66%
   2028                                                                                               8,650            8,633
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.965% 2033(1)                                     8,523            8,539
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                               8,250            8,455
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                       8,053            8,379
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                    6,260            6,810
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                    1,200            1,352
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                        7,375            8,083
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052%
   2029                                                                                               7,500            7,398
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
   MBIA insured, 6.68% 2016(2)                                                                        6,984            7,324
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006(2)                          7,125            7,209
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                       7,000            7,102
Long Beach Mortgage Loan Trust, Series 2000-1, Class M-1, 2.27% 2031(1)                               7,000            7,064
Chase Funding Trust, Series 2003-1, Class IA-2, 2.547% 2017                                           2,009            2,008
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                            5,000            5,008
Residential Asset Securities Corp. Trust, Series 2004-KS2, Class M-II-1,
   2.125% 2034(1)                                                                                     7,000            6,976
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09%
   2008(2)                                                                                            6,500            6,629
Option One Mortgage Loan Trust, Series 2000-3, Class M-1, 2.215% 2030(1)                              6,126            6,133
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                           5,825            5,891
Chase Funding Trust, Series 1999-3, Class IIM-1, 2.265% 2029(1)                                       5,541            5,551
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                          5,000            5,514
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                   5,300            5,427
Option One Mortgage Loan Trust, Series 2000-2, Class M-1, 2.195% 2030(1)                              5,075            5,081
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
   3.55% 2009                                                                                         5,000            5,060
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 2.07% 2030(1)                        5,000            5,048
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                           5,000            5,037
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(2)                      5,000            5,028
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
   2008(2)                                                                                            5,000            5,010
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                           5,000            5,003
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 2.765% 2034(1)                                     4,957            5,003
Metris Master Trust, Series 2001-2, Class A, 1.92% 2009(1)                                            5,000            4,988
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(2)                           5,000            4,984
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA
   insured,  2.841% 2010(1)                                                                           5,000            4,977
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
   insured, 3.175% 2006                                                                               4,858            4,878
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41%
   2010(2)                                                                                            4,728            4,731
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                        4,658            4,663
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class
   A-7, 7.57% 2027                                                                                    4,289            4,286
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009                                        4,000            4,179
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-2FL, 2.95%
   2012(1),(2)                                                                                        1,231            1,232
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685%
   2012(2)                                                                                            2,770            2,793
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
   2.62% 2007                                                                                         3,591            3,602
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured,
   2.72% 2007                                                                                         3,410            3,422
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89%
   2009(2)                                                                                            3,136            3,115
Chase Credit Card Owner Trust, Series 2003-4, Class B, 2.25% 2016(1)                                  3,000            3,070
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC
   insured, 3.69% 2027                                                                                3,000            3,012
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                        2,900            2,866
MMCA Auto Owner Trust, Series 2000-1, Class B, 7.55% 2005                                             2,696            2,701
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-II, 1.915%
   2033(1)                                                                                            2,645            2,648
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                       2,600            2,577
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                   2,500            2,546
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
   2009(2)                                                                                            2,544            2,530
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured, 7.50%
   2006(2)                                                                                            2,397            2,505
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52%
   2009(2)                                                                                            2,313            2,318
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 2.30%
   2010(1),(2)                                                                                        2,250            2,268
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(2)                        2,290            2,262
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33%
   2031(2)                                                                                            2,154            2,233
Rental Car Finance Corp., Series 1999-1, Class C, 6.50% 2007(2)                                       2,000            2,013
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA
   insured, 3.10% 2009                                                                                2,000            2,008
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34%
   2027                                                                                               2,000            1,980
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                  1,700            1,735
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class
   AF-6, 6.537% 2030                                                                                  1,699            1,725
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007(2)                           1,613            1,613
MMCA Auto Owner Trust, Series 2000-2, Class B, 7.42% 2005                                             1,575            1,578
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83%
   2033                                                                                               1,500            1,523
Navistar Financial Owner Trust, Series 2002-A, Class A-3, 4.09% 2006                                    621              622
Navistar Financial Owner Trust, Series 2002-A, Class B, 4.95% 2009                                      885              894
MMCA Auto Owner Trust, Series 2001-3, Class B, 2.55% 2008(1)                                          1,226            1,216
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
   insured, 7.33% 2006(2)                                                                             1,122            1,127
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured, 3.46%
   2008(2)                                                                                            1,071            1,076
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                             1,045            1,052
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79%
   2033(1)                                                                                            1,000              996
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                          836              843
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
   Series 2001-A, Class A, 6.36% 2025                                                                   774              756
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(2)                                    479              483
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
   insured, 6.91% 2005(2)                                                                               460              461
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                  269              269
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008(1),(2),(6),(7)                                       1,500              156
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2),(6),(7)                                          1,000              114
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4,
   AMBAC insured, 6.43% 2016(1)                                                                          65               65
                                                                                                                     678,990

FEDERAL AGENCY OBLIGATIONS -- 12.35%
Freddie Mac 1.50% 2005                                                                            $  20,750        $  20,624
Freddie Mac 4.25% 2005                                                                               47,750           48,559
Freddie Mac 2.375% 2006                                                                              47,000           46,989
Freddie Mac 5.25% 2006                                                                               43,250           44,974
Freddie Mac 5.50% 2006                                                                               14,000           14,755
Freddie Mac 3.50% 2007(5)                                                                           119,500          121,045
Freddie Mac 5.75% 2009                                                                              100,000          109,105
Freddie Mac 6.625% 2009                                                                              25,000           28,291
Fannie Mae 6.00% 2005                                                                                 4,500            4,716
Fannie Mae 7.125% 2005                                                                               26,000           26,614
Fannie Mae 2.625% 2006                                                                               38,000           37,932
Fannie Mae 4.25% 2007                                                                                63,250           65,452
Fannie Mae 6.00% 2008                                                                                33,500           36,642
Fannie Mae 6.625% 2009                                                                               25,000           28,279
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
   Inc. (Title XI) 5.88% 2012(3)                                                                      4,946            5,364
                                                                                                                     639,341

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS(3) -- 10.61%
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                           501              516
Fannie Mae 7.00% 2008                                                                                   256              272
Fannie Mae 8.50% 2008                                                                                    18               18
Fannie Mae 7.00% 2009                                                                                   266              283
Fannie Mae 7.00% 2009                                                                                    63               67
Fannie Mae 7.50% 2009                                                                                   475              500
Fannie Mae 7.50% 2009                                                                                   153              164
Fannie Mae 7.50% 2009                                                                                   138              147
Fannie Mae 7.50% 2009                                                                                    78               81
Fannie Mae 8.50% 2009                                                                                    49               52
Fannie Mae 9.00% 2009                                                                                   329              351
Fannie Mae 9.00% 2009                                                                                   307              330
Fannie Mae 9.50% 2009                                                                                   347              376
Fannie Mae, Trust D2, 11.00% 2009                                                                       376              412
Fannie Mae 7.00% 2010                                                                                   155              165
Fannie Mae 9.50% 2010                                                                                    40               43
Fannie Mae 7.00% 2011                                                                                 1,035            1,102
Fannie Mae 7.00% 2011                                                                                   451              480
Fannie Mae 7.00% 2011                                                                                    64               69
Fannie Mae 7.00% 2012                                                                                   688              733
Fannie Mae 6.00% 2013                                                                                 9,850           10,380
Fannie Mae 8.50% 2014                                                                                    78               82
Fannie Mae 6.00% 2015                                                                                 7,526            7,931
Fannie Mae 7.00% 2015                                                                                 3,888            4,137
Fannie Mae 7.00% 2015                                                                                   915              974
Fannie Mae 7.00% 2015                                                                                   162              172
Fannie Mae 7.00% 2015                                                                                    92               98
Fannie Mae 7.50% 2015                                                                                 1,911            2,040
Fannie Mae 7.50% 2015                                                                                 1,807            1,929
Fannie Mae 7.50% 2015                                                                                   880              939
Fannie Mae 7.50% 2015                                                                                   811              866
Fannie Mae 7.50% 2015                                                                                   232              247
Fannie Mae 7.50% 2015                                                                                   210              224
Fannie Mae 7.50% 2015                                                                                   118              126
Fannie Mae 9.00% 2015                                                                                   928            1,013
Fannie Mae 13.50% 2015                                                                                  433              520
Fannie Mae 7.00% 2016                                                                                 2,758            2,936
Fannie Mae 7.00% 2016                                                                                   953            1,015
Fannie Mae 7.00% 2016                                                                                   820              873
Fannie Mae 7.00% 2016                                                                                   505              537
Fannie Mae 7.00% 2016                                                                                   447              476
Fannie Mae 7.50% 2016                                                                                   806              860
Fannie Mae 9.00% 2016                                                                                 1,253            1,376
Fannie Mae 11.50% 2016                                                                                  531              619
Fannie Mae 6.00% 2017                                                                                 2,621            2,757
Fannie Mae 7.00% 2017                                                                                 3,625            3,858
Fannie Mae 7.00% 2017                                                                                 2,005            2,133
Fannie Mae 7.00% 2017                                                                                 1,117            1,189
Fannie Mae 5.00% 2018                                                                                 4,212            4,306
Fannie Mae 5.00% 2018                                                                                 1,679            1,717
Fannie Mae 9.00% 2018                                                                                    37               40
Fannie Mae, Series 88-16, Class B, 9.50% 2018                                                            55               61
Fannie Mae 10.00% 2018                                                                                  276              317
Fannie Mae 5.50% 2019                                                                                18,270           18,909
Fannie Mae 11.50% 2019                                                                                1,560            1,815
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                           204              212
Fannie Mae, Series 90-21, Class Z, 9.00% 2020                                                         1,094            1,191
Fannie Mae 11.00% 2020                                                                                  382              448
Fannie Mae 11.00% 2020                                                                                  158              183
Fannie Mae 11.50% 2020                                                                                  394              461
Fannie Mae 10.00% 2021                                                                                  302              341
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                     2,605            2,605
Fannie Mae 9.50% 2022                                                                                   130              145
Fannie Mae 7.00% 2023                                                                                   167              178
Fannie Mae 7.50% 2023                                                                                   416              450
Fannie Mae 10.00% 2025                                                                                  534              611
Fannie Mae, Series 2001-4, Class GA, 10.231% 2025(1)                                                  2,158            2,535
Fannie Mae, Series 2001-4, Class NA, 11.807% 2025(1)                                                  6,087            7,098
Fannie Mae 8.50% 2026                                                                                   103              109
Fannie Mae 9.332% 2026(1)                                                                             2,210            2,463
Fannie Mae 9.50% 2026                                                                                 1,295            1,483
Fannie Mae 8.50% 2027                                                                                   149              164
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                     4,536            4,935
Fannie Mae, Series 2003-T3, Class 2A-3, 2.869% 2029                                                  12,105           12,122
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                     3,592            3,908
Fannie Mae 7.50% 2029                                                                                   461              496
Fannie Mae 6.50% 2031                                                                                   168              177
Fannie Mae 7.00% 2031                                                                                   134              142
Fannie Mae 7.50% 2031                                                                                   345              371
Fannie Mae 7.50% 2031                                                                                   274              295
Fannie Mae, Series 2001-20, Class D, 11.039% 2031(1)                                                    299              336
Fannie Mae 6.50% 2032                                                                                 1,142            1,201
Fannie Mae 3.779% 2033(1)                                                                            13,863           13,858
Fannie Mae 3.802% 2033(1)                                                                             4,402            4,403
Fannie Mae 4.047% 2033(1)                                                                             1,667            1,675
Fannie Mae 4.202% 2033(1)                                                                            28,520           28,831
Fannie Mae 6.00% 2034                                                                                57,345           59,379
Fannie Mae 6.50% 2034                                                                                24,347           25,600
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                 4,800            4,757
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                  12,500           12,485
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                     1,784            1,937
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                  19,000           19,092
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                    3,043            3,255
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                      1,342            1,454
Freddie Mac 7.20% 2006                                                                                3,566            3,855
Freddie Mac, Series H009, Class A-2, 1.876% 2008(1)                                                   4,577            4,494
Freddie Mac 7.00% 2008                                                                                  263              279
Freddie Mac 8.00% 2008                                                                                   36               38
Freddie Mac 8.50% 2008                                                                                   20               21
Freddie Mac 8.75% 2008                                                                                   72               76
Freddie Mac 8.50% 2009                                                                                  207              220
Freddie Mac 8.00% 2010                                                                                  129              136
Freddie Mac 9.50% 2010                                                                                   24               26
Freddie Mac 8.00% 2012                                                                                  387              413
Freddie Mac 9.50% 2013                                                                                   33               36
Freddie Mac 6.00% 2014                                                                                  291              307
Freddie Mac 6.00% 2014                                                                                  164              173
Freddie Mac 7.00% 2014                                                                                2,892            3,075
Freddie Mac 7.00% 2015                                                                                  253              268
Freddie Mac, Series 2310, Class B, 9.931% 2015(1)                                                       225              257
Freddie Mac 6.00% 2017                                                                                1,087            1,144
Freddie Mac 8.00% 2017                                                                                  609              661
Freddie Mac 8.00% 2017                                                                                  207              225
Freddie Mac 8.00% 2017                                                                                  162              176
Freddie Mac, Series 2310, Class A, 10.594% 2017(1)                                                      933            1,037
Freddie Mac 5.00% 2018                                                                                6,808            6,956
Freddie Mac 5.00% 2018                                                                                2,698            2,757
Freddie Mac 5.50% 2018                                                                               25,000           25,911
Freddie Mac 5.50% 2018                                                                                3,500            3,630
Freddie Mac 8.50% 2018                                                                                   62               65
Freddie Mac 10.00% 2018                                                                                 996            1,139
Freddie Mac 11.00% 2018                                                                                 231              265
Freddie Mac 8.50% 2019                                                                                  224              247
Freddie Mac 10.00% 2019                                                                                 869              996
Freddie Mac 8.50% 2020                                                                                   69               75
Freddie Mac 8.50% 2021                                                                                   74               81
Freddie Mac 10.00% 2021                                                                                 434              493
Freddie Mac, Series 1567, Class A, 2.025% 2023(1)                                                       178              170
Freddie Mac 10.00% 2025                                                                                 672              765
Freddie Mac 8.50% 2027                                                                                   59               64
Freddie Mac 9.00% 2030                                                                                  661              732
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                      1,875            2,038
Freddie Mac 4.093% 2033(1)                                                                            3,029            3,046
Freddie Mac 6.00% 2034                                                                               67,500           69,789
Freddie Mac 6.50% 2034                                                                                3,420            3,596
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                   14,750           14,653
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                         38               38
Government National Mortgage Assn. 8.50% 2007                                                            41               43
Government National Mortgage Assn. 8.50% 2008                                                           232              246
Government National Mortgage Assn. 8.50% 2008                                                            14               15
Government National Mortgage Assn. 8.50% 2008                                                             6                6
Government National Mortgage Assn. 9.00% 2008                                                           214              232
Government National Mortgage Assn. 9.50% 2009                                                         1,296            1,405
Government National Mortgage Assn. 6.00% 2013                                                         4,708            4,998
Government National Mortgage Assn. 6.00% 2014                                                         6,206            6,577
Government National Mortgage Assn. 6.00% 2014                                                         4,641            4,919
Government National Mortgage Assn. 9.00% 2016                                                            36               39
Government National Mortgage Assn. 5.50% 2017                                                         4,626            4,832
Government National Mortgage Assn. 8.50% 2017                                                           151              165
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                              3,056            3,165
Government National Mortgage Assn. 8.50% 2020                                                            40               44
Government National Mortgage Assn. 9.50% 2020                                                           158              178
Government National Mortgage Assn. 9.50% 2020                                                           141              158
Government National Mortgage Assn. 8.50% 2021                                                           481              530
Government National Mortgage Assn. 8.50% 2021                                                           216              239
Government National Mortgage Assn. 8.50% 2021                                                            13               14
Government National Mortgage Assn. 9.00% 2021                                                           177              197
Government National Mortgage Assn. 9.00% 2021                                                            74               82
Government National Mortgage Assn. 7.50% 2022                                                           110              119
Government National Mortgage Assn. 7.50% 2022                                                            58               63
Government National Mortgage Assn. 7.50% 2022                                                            11               12
Government National Mortgage Assn. 8.50% 2022                                                            99              108
Government National Mortgage Assn. 8.50% 2022                                                            64               71
Government National Mortgage Assn. 8.50% 2022                                                            48               52
Government National Mortgage Assn. 7.50% 2023                                                           106              116
Government National Mortgage Assn. 8.00% 2023                                                           225              247
Government National Mortgage Assn. 8.00% 2023                                                            58               64
Government National Mortgage Assn. 8.00% 2023                                                            24               27
Government National Mortgage Assn. 8.50% 2023                                                           358              394
Government National Mortgage Assn. 8.00% 2025                                                           103              113
Government National Mortgage Assn. 7.50% 2027                                                           126              137
Government National Mortgage Assn. 8.00% 2027                                                           327              361
Government National Mortgage Assn. 7.50% 2028                                                           168              183
Government National Mortgage Assn. 7.50% 2028                                                            77               84
Government National Mortgage Assn. 7.50% 2028                                                            59               64
Government National Mortgage Assn. 7.50% 2028                                                            25               28
Government National Mortgage Assn. 6.00% 2029                                                         7,644            7,979
Government National Mortgage Assn. 6.50% 2029                                                           134              142
Government National Mortgage Assn. 7.50% 2030                                                           242              262
Government National Mortgage Assn. 7.50% 2030                                                           180              195
Government National Mortgage Assn. 8.00% 2030                                                           429              470
Government National Mortgage Assn. 8.00% 2030                                                           385              423
Government National Mortgage Assn. 8.00% 2030                                                           185              203
Government National Mortgage Assn. 8.00% 2030                                                           146              160
Government National Mortgage Assn. 8.00% 2030                                                            99              109
Government National Mortgage Assn. 8.00% 2030                                                            39               42
Government National Mortgage Assn. 7.00% 2031                                                            36               39
Government National Mortgage Assn. 7.50% 2031                                                           145              157
Government National Mortgage Assn. 7.00% 2032                                                         1,209            1,295
Government National Mortgage Assn. 6.00% 2033                                                        44,219           45,991
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                      1,683            1,801
                                                                                                                     549,037

COMMERCIAL MORTGAGE-BACKED SECURITIES -- 5.38%
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2, 1.95%
   2010(1),(2)                                                                                        2,949            2,940
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935%
   2034                                                                                               9,000            9,333
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627%
   2035                                                                                               4,367            4,459
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103%
   2036                                                                                               5,000            5,408
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637%
   2037                                                                                               8,411            8,636
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26%
   2040                                                                                               1,844            1,885
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48%
   2040                                                                                               4,000            4,380
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                        6,450            7,166
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1,
   1.86% 2016(1),(2)                                                                                  3,000            3,004
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1,
   6.34% 2030                                                                                        11,252           11,847
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
   interest only, 1.27% 2031(1),(2)                                                                  84,502            3,863
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, 5.91% 2031                          6,357            6,699
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1,
   6.08% 2035                                                                                         8,600            9,174
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
   Class A-2, 6.001% 2033                                                                             2,897            3,091
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class
   A-1, 4.326% 2034                                                                                  16,351           16,606
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class
   A-1, 3.972% 2039                                                                                  12,898           12,906
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.28% 2016(1),(2)                          9,758            9,777
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-1, 6.01% 2030                                1,730            1,777
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                1,761            1,816
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1 6.12% 2031                                6,104            6,379
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                               4,815            5,310
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031                                 4,000            4,461
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                             2,499            2,548
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                      2,000            2,238
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
   2035                                                                                              13,350           14,719
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656%
   2032                                                                                               1,319            1,325
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543%
   2032                                                                                               6,272            6,856
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757%
   2032                                                                                               6,000            6,962
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
   7.739% 2032                                                                                        5,429            5,987
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
   5.585% 2034                                                                                        8,474            9,023
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                     13,689           14,240
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                12,673           13,320
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1,  4.229% 2037                         11,362           11,531
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59%
   2034                                                                                               4,661            4,758
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
   2035                                                                                               5,125            5,593
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                       2,500            2,789
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                       4,680            4,676
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                               1,750            2,062
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                              4,605            4,906
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031(1)                              3,250            3,611
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                1,750            1,936
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                               5,031            5,110
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                   3,544            3,860
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                2,440            2,532
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
   6.746% 2031                                                                                        2,000            2,225
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                     1,419            1,538
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                           1,230            1,213
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                             751              761
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                             393              399
Merrill Lynch Mortgage Investors, Inc., Series 1998-C3, Class A-1, 5.65% 2030                           604              606
                                                                                                                     278,241

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED) -- 5.17%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50%
   2032                                                                                               4,775            4,946
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50%
   2032                                                                                               5,378            5,576
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
   4.017% 2033(1)                                                                                     2,727            2,736
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
   4.354% 2033(1)                                                                                     3,490            3,519
CS First Boston Mortgage Securities Corp., Series 2003-AR28, Class II-A-1,
   4.584% 2033(1)                                                                                     6,823            6,923
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50%
   2033                                                                                               4,793            4,975
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00%
   2033                                                                                              15,355           16,139
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.827%
   2034(1)                                                                                            9,177            9,289
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00%
   2034                                                                                              11,620           11,976
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
   5.50% 2019                                                                                         7,931            8,167
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
   3.842% 2033(1)                                                                                    16,566           16,420
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03%
   2033(1)                                                                                            6,609            6,620
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
   4.367% 2033(1)                                                                                    12,087           12,166
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6,
   4.51% 2033(1)                                                                                      2,414            2,431
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.50% 2027(1),(2)                        4,675            5,063
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.744% 2027(1),(2)                       4,570            4,947
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.904% 2028(1),(2)                       6,749            7,219
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(1)                        10,049           10,062
Banc of America Mortgage Securities Trust, Series 2003-F, Class 1-A-1, 2.969%
   2033(1)                                                                                            5,583            5,546
Banc of America Mortgage Securities Trust, Series 2003-D, Class 1-A-1, 3.428%
   2033(1)                                                                                              568              568
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734%
   2033(1)                                                                                            6,662            6,670
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088%
   2033(1)                                                                                            5,846            5,852
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183%
   2033(1)                                                                                            7,926            7,965
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.049% 2033(1)                                    3,142            3,155
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.167% 2033(1)                                   7,349            7,364
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.521% 2034(1)                                  6,613            6,654
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.065% 2034(1)                                  8,086            8,172
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A,
   5.00% 2034                                                                                        12,205           12,346
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.498% 2033(1)                        6,020            5,993
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.798% 2033(1)                            8,706            8,676
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.731% 2034(1)                              12,964           13,235
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                           4,867            4,963
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034                          5,000            5,035
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1,
   4.932% 2034(1)                                                                                     8,463            8,576
PUMA Global Trust No.1, Class B, 2.04% 2033(1)                                                        5,500            5,455
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034                             5,000            5,030
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A-1, 4.746%
   2033(1)                                                                                            4,317            4,309
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                             2,068            2,098
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                         477              511
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                          348              350
                                                                                                                     267,697

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.74%
KfW International Finance Inc. 2.50% 2005                                                             5,000            5,009
KfW 3.25% 2007                                                                                       23,000           23,242
Ontario (Province of) 2.65% 2006                                                                     10,000            9,932
                                                                                                                      38,183

MUNICIPALS -- 0.68%
State of Texas, Public Fin. Auth., Unemployment Compensation Obligation
   Assessment, Rev. Bonds, Series 2003-B, 3.125% 2007                                                 9,150            9,129
State of California, Maritime Infrastructure Auth., Taxable Lease Rev. Bonds
   (San Diego Unified Port Dist.-South Bay Plant Acquisition), Series 1999,
   6.63% 2009(2),(3)                                                                                  7,155            7,570
State of New York, Dormitory Auth., City University System Consolidated Third
   General Resolution Rev. Bonds, Series 2003-2, 2.38% 2005                                           6,685            6,690
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev. Bonds
   (Econ. Dev. and Housing), Series B, 2.39% 2006                                                     2,395            2,391
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev.  Bonds
   (Econ. Dev. and Housing), Series B, 2.61% 2006                                                     2,450            2,445
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                       4,000            3,898
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                          3,165            3,190
                                                                                                                      35,313


TOTAL BONDS AND NOTES (cost: $4,744,441,000)                                                                       4,812,461


                                                                                           Principal amount     Market value
PREFERRED STOCKS -- 0.43%                                                                             (000)            (000)


FINANCIALS -- 0.43%
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                       $7,500         $  7,971
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
   preferred (undated)(1),(2)                                                                         6,250            7,889
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(1),(2)                       4,500            5,067
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(1),(2)                       1,250            1,560
                                                                                                                      22,487


TOTAL PREFERRED STOCKS (cost: $23,250,000)                                                                            22,487





SHORT-TERM SECURITIES -- 9.03%


U.S. Treasury Bills 1.335%-1.408% due 9/16-10/28/2004                                               131,500          131,320
Clipper Receivables Co., LLC 1.54%-1.58% due 9/1-9/24/2004(2)                                        66,500           66,457
Three Pillars Funding, LLC 1.52%-1.55% due 9/10-9/15/2004(2)                                         50,000           49,973
Coca-Cola Co. 1.50%-1.54% due 9/27-10/12/2004                                                        37,700           37,646
Gannett Co. 1.50% due 9/17/2004(2)                                                                   30,600           30,578
DuPont (E.I.) de Nemours & Co. 1.35% due 9/2/2004                                                    28,000           27,998
Variable Funding Capital Corp. 1.50% due 9/22/2004(2)                                                26,000           25,976
Abbott Laboratories Inc. 1.49% due 9/28/2004(2)                                                      25,000           24,971
Bank of America Corp. 1.62% due 10/25/2004                                                           25,000           24,938
Preferred Receivables Funding Corp. 1.53% due 9/13/2004(2)                                           16,900           16,891
Pfizer Inc 1.48% due 10/1/2004(2)                                                                    13,400           13,383
Wal-Mart Stores Inc. 1.50% due 9/27/2004(2)                                                          12,500           12,486
General Electric Capital Corp. 1.57% due 9/1/2004                                                     4,100            4,100
Hershey Foods Corp. 1.54% due 10/15/2004(2)                                                             400              399


TOTAL SHORT-TERM SECURITIES (cost: $467,108,000)                                                                     467,116


TOTAL INVESTMENT SECURITIES (cost: $5,234,799,000)                                                                 5,302,064
Other assets less liabilities                                                                                       (127,194)

NET ASSETS                                                                                                        $5,174,870



(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $838,707,000, which represented 16.21% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Company not making scheduled interest payments; bankruptcy proceedings pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2004                             (dollars and shares in thousands,
                                                       except per-share amounts)

ASSETS:
 Investment securities at market (cost: $5,234,799)                                                                    $5,302,064
 Cash                                                                                                                          33
 Receivables for:
  Sales of investments                                                                           $370
  Sales of fund's shares                                                                       14,275
  Interest                                                                                     40,436                      55,081
                                                                                                                        5,357,178
LIABILITIES:
 Payables for:
  Purchases of investments                                                                    165,345
  Repurchases of fund's shares                                                                 10,709
  Dividends on fund's shares                                                                    1,216
  Investment advisory services                                                                  1,148
  Services provided by affiliates                                                               3,718
  Deferred Trustees' compensation                                                                 103
  Other fees and expenses                                                                          69                     182,308
NET ASSETS AT AUGUST 31, 2004                                                                                          $5,174,870

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                      $5,143,875
 Distributions in excess of net investment income                                                                             (38)
 Accumulated net realized loss                                                                                            (36,232)
 Net unrealized appreciation                                                                                               67,265
NET ASSETS AT AUGUST 31, 2004                                                                                          $5,174,870

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED SHARES AUTHORIZED, 374,896 TOTAL SHARES OUTSTANDING

                                                                                                              Net asset value
                                                                        Net assets      Shares outstanding      per share (1)

Class A                                                                 $3,768,147                 272,985             $13.80
Class B                                                                    338,525                  24,525              13.80
Class C                                                                    383,105                  27,754              13.80
Class F                                                                    304,177                  22,036              13.80
Class 529-A                                                                 78,815                   5,710              13.80
Class 529-B                                                                 19,547                   1,416              13.80
Class 529-C                                                                 55,461                   4,018              13.80
Class 529-E                                                                  4,927                     357              13.80
Class 529-F                                                                  7,302                     529              13.80
Class R-1                                                                    2,936                     213              13.80
Class R-2                                                                   70,872                   5,134              13.80
Class R-3                                                                   63,466                   4,598              13.80
Class R-4                                                                   12,971                     940              13.80
Class R-5                                                                   64,619                   4,681              13.80

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.34 for each.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended August 31, 2004                      (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                         $180,494

 Fees and expenses:
  Investment advisory services                                                           13,143
  Distribution services                                                                  21,052
  Transfer agent services                                                                 4,413
  Administrative services                                                                 2,281
  Reports to shareholders                                                                   304
  Registration statement and prospectus                                                     502
  Postage, stationery and supplies                                                          540
  Trustees' compensation                                                                     47
  Auditing and legal                                                                        135
  Custodian                                                                                  55
  State and local taxes                                                                      53
  Other                                                                                      71
  Total expenses before reimbursement                                                    42,596
   Reimbursement of expenses                                                                272                      42,324
 Net investment income                                                                                              138,170

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                    16,291
 Net unrealized appreciation on investments                                                                          17,999
  Net realized gain and unrealized appreciation on investments                                                       34,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $172,460

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                Year ended August 31
                                                                                           2004                        2003
OPERATIONS:
 Net investment income                                                                 $138,170                    $132,856
 Net realized gain on investments                                                        16,291                       4,508
 Net unrealized appreciation (depreciation) on investments                               17,999                     (27,293)
  Net increase in net assets resulting from operations                                  172,460                     110,071

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS FROM NET INVESTMENT INCOME                   (146,214)                   (147,250)

CAPITAL SHARE TRANSACTIONS                                                             (118,450)                  1,653,313

TOTAL (DECREASE) INCREASE IN NET ASSETS                                                 (92,204)                  1,616,134

NET ASSETS:
 Beginning of year                                                                    5,267,074                   3,650,940
 End of year (including distributions in excess of and undistributed
  net investment income: $(38) and $72, respectively)                                $5,174,870                  $5,267,074

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
Share class             Initial sales charge Contingent deferred sales
                                             charge upon redemption     Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 3.75%          None (except 1% for        None
                                             certain redemptions
                                             within one year of
                                             purchase without an
                                             initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero   Classes B and 529-B convert to
                                             for redemptions within     classes A and 529-A,
                                             six years of purchase      respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within  Class C converts to Class F
                                             one year of purchase       after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within  None
                                             one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None                 None                       None
R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2004, the cost of investment securities for federal income tax purposes was $5,235,943,000.

During the year ended August 31, 2004, the fund reclassified $39,736,000 from additional paid-in capital to accumulated net realized loss, $7,942,000 from accumulated net realized loss to undistributed net investment income and $8,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                            $1,280
Short-term and long-term capital loss deferrals                                                               (35,088)
Gross unrealized appreciation on investment securities                                                         81,154
Gross unrealized depreciation on investment securities                                                        (15,033)
Net unrealized appreciation on investment securities                                                           66,121

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $7,050,000, $3,837,000, $7,139,000, $1,587,000, $13,436,000 and
$2,039,000  expiring in 2005,  2006,  2008,  2009, 2011 and 2012,  respectively.
These numbers reflect the expiration of a capital loss carryforward of $39,736,000 during the year ended, August 31, 2004. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended August 31, 2004, the fund realized, on a tax basis, a net capital gain of $8,349,000, which was offset by capital losses of $10,388,000 that were realized during the period November 1, 2002 through August 31, 2003.

Ordinary income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class                                                 Year ended August 31, 2004                  Year ended August 31, 2003
Class A                                                                      $ 113,329                                   $ 121,428
Class B                                                                          8,194                                       7,934
Class C                                                                          8,890                                       8,243
Class F                                                                          7,566                                       5,258
Class 529-A                                                                      2,022                                       1,124
Class 529-B                                                                        377                                         226
Class 529-C                                                                      1,031                                         593
Class 529-E                                                                        106                                          63
Class 529-F                                                                        151                                          40
Class R-1                                                                           53                                          17
Class R-2                                                                        1,289                                         398
Class R-3                                                                        1,305                                         482
Class R-4                                                                          238                                          92
Class R-5                                                                        1,663                                       1,352
Total                                                                        $ 146,214                                   $ 147,250

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provided for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. The Board of Trustees approved an amended agreement effective November 1, 2003, continuing the series of rates to include an additional rate of 0.15% on daily net assets in excess of $6 billion. For the year ended August 31, 2004, the investment advisory services fee was $13,143,000, which was equivalent to an annualized rate of 0.257% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2004, unreimbursed expenses subject to reimbursement totaled $2,086,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended August 31, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1, R-2, R-3 and R-4. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended August 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $11,367          $4,065         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          3,547             348          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          3,993          Included             $599               $130            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           634           Included             380                 46             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         94            Included             101                 15                  $68
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         178           Included              27                  9                   18
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         485           Included              73                 20                   48
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         20            Included              6                   1                   4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F         13            Included              8                   1                   5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          24            Included              4                   5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          429           Included              86                 404            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          248           Included              74                 84             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          20            Included              12                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              50                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $21,052          $4,413             $1,420              $718                 $143
         --------------------------------------------------------------------------------------------------------------


DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $35,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                               Sales(1)                    dividends and distributions
                                                                    Amount         Shares                Amount           Shares
Year ended August 31, 2004
Class A                                                        $ 1,229,151         89,051               $ 99,086           7,185
Class B                                                             71,164          5,158                  7,091             514
Class C                                                            147,783         10,701                  7,417             538
Class F                                                            180,248         13,082                  6,709             487
Class 529-A                                                         37,504          2,717                  1,999             145
Class 529-B                                                          5,665            410                    374              27
Class 529-C                                                         23,218          1,682                  1,021              74
Class 529-E                                                          2,267            164                    104               8
Class 529-F                                                          4,487            325                    150              11
Class R-1                                                            2,973            216                     51               4
Class R-2                                                           47,501          3,440                  1,271              92
Class R-3                                                           40,821          2,959                  1,287              93
Class R-4                                                            9,643            700                    235              17
Class R-5                                                           33,388          2,426                    781              57
Total net increase
   (decrease)                                                  $ 1,835,813        133,031              $ 127,576           9,252

Year ended August 31, 2003
Class A                                                        $ 3,254,392        234,519              $ 104,744           7,552
Class B                                                            293,490         21,151                  6,849             494
Class C                                                            401,976         28,960                  6,850             494
Class F                                                            331,395         23,873                  4,653             336
Class 529-A                                                         45,723          3,295                  1,115              80
Class 529-B                                                         13,348            962                    224              16
Class 529-C                                                         31,682          2,283                    588              42
Class 529-E                                                          2,821            204                     62               4
Class 529-F                                                          2,993            216                     39               3
Class R-1                                                            2,182            157                     16               1
Class R-2                                                           47,213          3,398                    391              28
Class R-3                                                           51,977          3,738                    472              34
Class R-4                                                           11,088            799                     84               6
Class R-5                                                           31,881          2,300                    680              49
Total net increase
   (decrease)                                                  $ 4,522,161        325,855              $ 126,767           9,139




Share class                                                             Repurchases(1)                   Net (decrease) increase
                                                                     Amount        Shares                Amount            Shares
Year ended August 31, 2004
Class A                                                       $ (1,561,047)      (113,107)            $ (232,810)        (16,871)
Class B                                                           (124,322)        (9,006)               (46,067)         (3,334)
Class C                                                           (207,734)       (15,053)               (52,534)         (3,814)
Class F                                                           (106,859)        (7,755)                80,098           5,814
Class 529-A                                                        (16,172)        (1,172)                23,331           1,690
Class 529-B                                                         (2,344)          (169)                 3,695             268
Class 529-C                                                         (9,237)          (669)                15,002           1,087
Class 529-E                                                           (616)           (45)                 1,755             127
Class 529-F                                                           (241)           (18)                 4,396             318
Class R-1                                                           (1,706)          (124)                 1,318              96
Class R-2                                                          (18,175)        (1,318)                30,597           2,214
Class R-3                                                          (16,183)        (1,173)                25,925           1,879
Class R-4                                                           (2,272)          (164)                 7,606             553
Class R-5                                                          (14,931)        (1,085)                19,238           1,398
Total net increase
   (decrease)                                                 $ (2,081,839)      (150,858)            $ (118,450)         (8,575)

Year ended August 31, 2003
Class A                                                       $ (2,422,426)      (174,639)             $ 936,710          67,432
Class B                                                           (120,147)        (8,662)               180,192          12,983
Class C                                                           (183,436)       (13,225)               225,390          16,229
Class F                                                           (215,252)       (15,515)               120,796           8,694
Class 529-A                                                         (5,691)          (410)                41,147           2,965
Class 529-B                                                         (1,142)           (83)                12,430             895
Class 529-C                                                         (2,999)          (216)                29,271           2,109
Class 529-E                                                           (458)           (33)                 2,425             175
Class 529-F                                                           (109)            (8)                 2,923             211
Class R-1                                                             (708)           (51)                 1,490             107
Class R-2                                                           (7,958)          (572)                39,646           2,854
Class R-3                                                          (15,176)        (1,089)                37,273           2,683
Class R-4                                                           (6,069)          (437)                 5,103             368
Class R-5                                                          (14,044)        (1,015)                18,517           1,334
Total net increase
   (decrease)                                                 $ (2,995,615)      (215,955)           $ 1,653,313         119,039

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,301,498,000 and $3,556,773,000, respectively, during the year ended August 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2004, the custodian fee of $55,000 included $60,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                      Income (loss) from investment operations(2)
                                                                                                             Net
                                                                   Net asset                      gains (losses)
                                                                      value,              Net      on securities        Total from
                                                                   beginning       investment     (both realized        investment
                                                                   of period           income    and unrealized)        operations
CLASS A:
 Year ended 8/31/2004                                                 $13.74             $.39              $.08               $.47
 Year ended 8/31/2003                                                  13.81              .39              (.02)               .37
 Year ended 8/31/2002                                                  13.69              .64               .14                .78
 Year ended 8/31/2001                                                  13.08              .78               .65               1.43
 Year ended 8/31/2000                                                  13.01              .78               .03                .81
CLASS B:
 Year ended 8/31/2004                                                  13.74              .30               .08                .38
 Year ended 8/31/2003                                                  13.81              .29              (.02)               .27
 Year ended 8/31/2002                                                  13.69              .55               .14                .69
 Year ended 8/31/2001                                                  13.08              .69               .65               1.34
 Period from 3/15/2000 to 08/31/2000                                   13.01              .23               .15                .38
CLASS C:
 Year ended 8/31/2004                                                  13.74              .29               .08                .37
 Year ended 8/31/2003                                                  13.81              .28              (.02)               .26
 Year ended 8/31/2002                                                  13.69              .53               .14                .67
 Period from 3/15/2001 to 8/31/2001                                    13.61              .29               .10                .39
CLASS F:
 Year ended 8/31/2004                                                  13.74              .39               .08                .47
 Year ended 8/31/2003                                                  13.81              .38              (.02)               .36
 Year ended 8/31/2002                                                  13.69              .64               .14                .78
 Period from 3/19/2001 to 8/31/2001                                    13.60              .32               .11                .43
CLASS 529-A:
 Year ended 8/31/2004                                                  13.74              .39               .08                .47
 Year ended 8/31/2003                                                  13.81              .37              (.02)               .35
 Period from 2/19/2002 to 8/31/2002                                    13.59              .30               .23                .53
CLASS 529-B:
 Year ended 8/31/2004                                                  13.74              .27               .08                .35
 Year ended 8/31/2003                                                  13.81              .26              (.02)               .24
 Period from 2/26/2002 to 8/31/2002                                    13.58              .24               .24                .48
CLASS 529-C:
 Year ended 8/31/2004                                                  13.74              .27               .08                .35
 Year ended 8/31/2003                                                  13.81              .26              (.02)               .24
 Period from 2/19/2002 to 8/31/2002                                    13.59              .25               .23                .48
CLASS 529-E:
 Year ended 8/31/2004                                                  13.74              .34               .08                .42
 Year ended 8/31/2003                                                  13.81              .34              (.02)               .32
 Period from 3/15/2002 to 8/31/2002                                    13.43              .24               .40                .64
CLASS 529-F:
 Year ended 8/31/2004                                                  13.74              .38               .08                .46
 Period from 9/16/2002 to 8/31/2003                                    13.86              .30              (.02)               .28




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                      Income (loss) from investment operations (2)
                                                                                                             Net
                                                                   Net asset                       gains(losses)
                                                                      value,              Net      on securities        Total from
                                                                   beginning       investment     (both realized        investment
                                                                   of period           income    and unrealized)        operations
CLASS R-1:
 Year ended 8/31/2004                                                 $13.74             $.29              $.08               $.37
 Year ended 8/31/2003                                                  13.81              .28              (.02)               .26
 Period from 6/13/2002 to 8/31/2002                                    13.63              .09               .18                .27
CLASS R-2:
 Year ended 8/31/2004                                                  13.74              .29               .08                .37
 Year ended 8/31/2003                                                  13.81              .28              (.02)               .26
 Period from 5/31/2002 to 8/31/2002                                    13.61              .11               .21                .32
CLASS R-3:
 Year ended 8/31/2004                                                  13.74              .34               .08                .42
 Year ended 8/31/2003                                                  13.81              .33              (.02)               .31
 Period from 6/26/2002 to 8/31/2002                                    13.69              .09               .13                .22
CLASS R-4:
 Year ended 8/31/2004                                                  13.74              .39               .08                .47
 Year ended 8/31/2003                                                  13.81              .38              (.02)               .36
 Period from 6/27/2002 to 8/31/2002                                    13.66              .09               .16                .25
CLASS R-5:
 Year ended 8/31/2004                                                  13.74              .44               .08                .52
 Year ended 8/31/2003                                                  13.81              .43              (.02)               .41
 Period from 5/15/2002 to 8/31/2002                                    13.52              .18               .29                .47




FINANCIAL HIGHLIGHTS (1)



                                                                    Dividends
                                                                    (from net       Net asset                          Net assets,
                                                                   investment      value, end              Total     end of period
                                                                      income)       of period         return (3)     (in millions)
CLASS A:
 Year ended 8/31/2004                                                  $(.41)          $13.80              3.49%           $3,768
 Year ended 8/31/2003                                                   (.44)           13.74              2.68             3,981
 Year ended 8/31/2002                                                   (.66)           13.81              5.89             3,071
 Year ended 8/31/2001                                                   (.82)           13.69             11.23             1,628
 Year ended 8/31/2000                                                   (.74)           13.08              6.47             1,290
CLASS B:
 Year ended 8/31/2004                                                   (.32)           13.80              2.78               339
 Year ended 8/31/2003                                                   (.34)           13.74              1.96               383
 Year ended 8/31/2002                                                   (.57)           13.81              5.14               205
 Year ended 8/31/2001                                                   (.73)           13.69             10.47                46
 Period from 3/15/2000 to 08/31/2000                                    (.31)           13.08              3.63                 5
CLASS C:
 Year ended 8/31/2004                                                   (.31)           13.80              2.70               383
 Year ended 8/31/2003                                                   (.33)           13.74              1.86               434
 Year ended 8/31/2002                                                   (.55)           13.81              5.04               212
 Period from 3/15/2001 to 8/31/2001                                     (.31)           13.69              2.92                22
CLASS F:
 Year ended 8/31/2004                                                   (.41)           13.80              3.48               304
 Year ended 8/31/2003                                                   (.43)           13.74              2.65               223
 Year ended 8/31/2002                                                   (.66)           13.81              5.85               104
 Period from 3/19/2001 to 8/31/2001                                     (.34)           13.69              3.24                13
CLASS 529-A:
 Year ended 8/31/2004                                                   (.41)           13.80              3.49                79
 Year ended 8/31/2003                                                   (.42)           13.74              2.58                55
 Period from 2/19/2002 to 8/31/2002                                     (.31)           13.81              3.98                15
CLASS 529-B:
 Year ended 8/31/2004                                                   (.29)           13.80              2.58                20
 Year ended 8/31/2003                                                   (.31)           13.74              1.77                16
 Period from 2/26/2002 to 8/31/2002                                     (.25)           13.81              3.58                 3
CLASS 529-C:
 Year ended 8/31/2004                                                   (.29)           13.80              2.59                55
 Year ended 8/31/2003                                                   (.31)           13.74              1.78                40
 Period from 2/19/2002 to 8/31/2002                                     (.26)           13.81              3.58                11
CLASS 529-E:
 Year ended 8/31/2004                                                   (.36)           13.80              3.11                 5
 Year ended 8/31/2003                                                   (.39)           13.74              2.30                 3
 Period from 3/15/2002 to 8/31/2002                                     (.26)           13.81              4.79                 1
CLASS 529-F:
 Year ended 8/31/2004                                                   (.40)           13.80              3.37                 7
 Period from 9/16/2002 to 8/31/2003                                     (.40)           13.74              2.00                 3




FINANCIAL HIGHLIGHTS (1)                                             (continued)



                                                                    Dividends
                                                                    (from net       Net asset                          Net assets,
                                                                   investment      value, end             Total      end of period
                                                                      income)       of period            return      (in millions)
CLASS R-1:
 Year ended 8/31/2004                                                  $(.31)          $13.80              2.68%              $3
 Year ended 8/31/2003                                                   (.33)           13.74              1.87                2
 Period from 6/13/2002 to 8/31/2002                                     (.09)           13.81              2.02                - (6)
CLASS R-2:
 Year ended 8/31/2004                                                   (.31)           13.80              2.72               71
 Year ended 8/31/2003                                                   (.33)           13.74              1.90               40
 Period from 5/31/2002 to 8/31/2002                                     (.12)           13.81              2.34                1
CLASS R-3:
 Year ended 8/31/2004                                                   (.36)           13.80              3.11               63
 Year ended 8/31/2003                                                   (.38)           13.74              2.29               37
 Period from 6/26/2002 to 8/31/2002                                     (.10)           13.81              1.58                1
CLASS R-4:
 Year ended 8/31/2004                                                   (.41)           13.80              3.47               13
 Year ended 8/31/2003                                                   (.43)           13.74              2.64                5
 Period from 6/27/2002 to 8/31/2002                                     (.10)           13.81              1.87                - (6)
CLASS R-5:
 Year ended 8/31/2004                                                   (.46)           13.80              3.81               65
 Year ended 8/31/2003                                                   (.48)           13.74              2.97               45
 Period from 5/15/2002 to 8/31/2002                                     (.18)           13.81              3.49               27






FINANCIAL HIGHLIGHTS (1)


                                                                      Ratio of expenses    Ratio of expenses        Ratio of
                                                                         to average net       to average net      net income
                                                                          assets before         assets after      to average
                                                                          reimbursement    reimbursement (4)      net assets
CLASS A:
 Year ended 8/31/2004                                                              .70%                .70%             2.84%
 Year ended 8/31/2003                                                              .70                 .70              2.84
 Year ended 8/31/2002                                                              .76                 .76              4.70
 Year ended 8/31/2001                                                              .81                 .81              5.78
 Year ended 8/31/2000                                                              .83                 .83              6.06
CLASS B:
 Year ended 8/31/2004                                                             1.39                1.39              2.15
 Year ended 8/31/2003                                                             1.40                1.40              2.05
 Year ended 8/31/2002                                                             1.46                1.46              3.86
 Year ended 8/31/2001                                                             1.50                1.50              4.85
 Period from 3/15/2000 to 08/31/2000                                               .69                 .69              2.14
CLASS C:
 Year ended 8/31/2004                                                             1.47                1.47              2.07
 Year ended 8/31/2003                                                             1.49                1.49              1.93
 Year ended 8/31/2002                                                             1.55                1.55              3.67
 Period from 3/15/2001 to 8/31/2001                                                .81                 .81              2.16
CLASS F:
 Year ended 8/31/2004                                                              .70                 .70              2.80
 Year ended 8/31/2003                                                              .71                 .71              2.69
 Year ended 8/31/2002                                                              .79                 .79              4.47
 Period from 3/19/2001 to 8/31/2001                                                .40                 .40              2.43
CLASS 529-A:
 Year ended 8/31/2004                                                              .70                 .70              2.81
 Year ended 8/31/2003                                                              .76                 .76              2.56
 Period from 2/19/2002 to 8/31/2002                                                .91 (5)             .91 (5)          4.11 (5)
CLASS 529-B:
 Year ended 8/31/2004                                                             1.59                1.59              1.93
 Year ended 8/31/2003                                                             1.59                1.59              1.70
 Period from 2/26/2002 to 8/31/2002                                               1.64 (5)            1.64 (5)          3.38 (5)
CLASS 529-C:
 Year ended 8/31/2004                                                             1.58                1.58              1.94
 Year ended 8/31/2003                                                             1.58                1.58              1.74
 Period from 2/19/2002 to 8/31/2002                                               1.63 (5)            1.63 (5)          3.36 (5)
CLASS 529-E:
 Year ended 8/31/2004                                                             1.06                1.06              2.44
 Year ended 8/31/2003                                                             1.06                1.06              2.28
 Period from 3/15/2002 to 8/31/2002                                                .51                 .51              1.73
CLASS 529-F:
 Year ended 8/31/2004                                                              .81                 .81              2.67
 Period from 9/16/2002 to 8/31/2003                                                .81 (5)             .81 (5)          2.23 (5)




FINANCIAL HIGHLIGHTS (1)                                            (continued)



                                                                      Ratio of expenses    Ratio of expenses        Ratio of
                                                                         to average net       to average net      net income
                                                                          assets before         assets after      to average
                                                                          reimbursement    reimbursement (4)      net assets
CLASS R-1:
 Year ended 8/31/2004                                                             1.62%               1.48%             2.03%
 Year ended 8/31/2003                                                             1.85                1.48              1.61
 Period from 6/13/2002 to 8/31/2002                                                .38                 .31               .69
CLASS R-2:
 Year ended 8/31/2004                                                             1.89                1.45              2.05
 Year ended 8/31/2003                                                             1.99                1.44              1.55
 Period from 5/31/2002 to 8/31/2002                                                .48                 .37               .80
CLASS R-3:
 Year ended 8/31/2004                                                             1.10                1.07              2.43
 Year ended 8/31/2003                                                             1.13                1.06              1.99
 Period from 6/26/2002 to 8/31/2002                                                .25                 .20               .64
CLASS R-4:
 Year ended 8/31/2004                                                              .71                 .71              2.74
 Year ended 8/31/2003                                                              .73                 .71              2.55
 Period from 6/27/2002 to 8/31/2002                                                .16                 .13               .68
CLASS R-5:
 Year ended 8/31/2004                                                              .39                 .39              3.11
 Year ended 8/31/2003                                                              .40                 .40              3.10
 Period from 5/15/2002 to 8/31/2002                                                .13                 .13              1.28


                                                                                      Year ended August 31
                                                               2004          2003              2002           2001          2000

Portfolio turnover rate for all classes of shares               68%           65%               59%            73%           48%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.


See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
INTERMEDIATE BOND FUND OF AMERICA:

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Costa Mesa, California
October 13, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending August 31, 2004.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $27,215,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION, WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.





[logo - American Funds(R)]              The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/






RETIREMENT PLAN PROSPECTUS







 November 1, 2004




TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
12    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
17    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[Begin bar chart]

'94            -2.99
'95            13.86
'96             4.15
'97             7.01
'98             6.72
'99             1.04
'00            10.14
'01             6.93
'02             7.05
'03             2.64

[End bar chart]




Highest/Lowest quarterly results during this time period were:

HIGHEST                   4.29%  (quarter ended June 30, 1995)
LOWEST                   -2.59%  (quarter ended March 31, 1994)


The fund's total return for the nine months ended September 30, 2004, was 1.76%.

                                 Intermediate Bond Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:
 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
 . Class R shares are sold without any initial sales charge.


Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                     -1.20%   4.70%    5.15%    6.43%




                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/13/02
 Before taxes                      1.83%       3.53%
--------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02
 Before taxes                      1.87        3.69
--------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/26/02
 Before taxes                      2.25        3.69
--------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/27/02
 Before taxes                      2.60        4.22
--------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                      2.94        5.20
--------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      3.27%    6.37%    6.44%    7.40%
 (1-7 Years) Index/2/
-------------------------------------------------------------------------------
 Lipper Short-Intermediate Investment  3.28     5.69     5.70     6.88
 Grade Debt Funds Average/3/
 Consumer Price Index/4/               1.88     2.37     2.37     2.96
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2004: 2.65%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index (formerly Salomon Smith Barney Broad Investment-Grade (1-7 Years) Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/ or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Intermediate Bond Fund of America / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A     ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases       3.75%/*/        none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.26%   0.26 %   0.26 %   0.26 %   0.26 %    0.26%
-------------------------------------------------------------------------------
 Distribution and/or        0.30    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses             0.14    0.36     0.88     0.34     0.20      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.70    1.62     1.89     1.10     0.71      0.39
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement      none    0.14/2/  0.44/2/  0.03/2/  0.00/2/   none
-------------------------------------------------------------------------------
 Net expenses               0.70    1.48     1.45     1.07     0.71      0.39
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-4 shares did not affect the disclosed net expenses for this share class.

                                 Intermediate Bond Fund of America / Prospectus

OTHER EXPENSES

The "Other expenses" item in the table above includes custodial, legal and subtransfer agent payments. A portion of the subtransfer agent payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund. The amount paid for such services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.




                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                       ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2  $27 per participant position +             .25% of assets
                    .15% of assets
-------------------------------------------------------------------------------
 Class R-3  $12 per participant position +             .15% of assets
                    .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1/2/                     151     468      808       1,768
--------------------------------------------------------------------
 Class R-2/2/                     148     459      792       1,735
--------------------------------------------------------------------
 Class R-3/2/                     109     340      590       1,306
--------------------------------------------------------------------
 Class R-4/2/                      73     227      395         883
--------------------------------------------------------------------
 Class R-5                         40     125      219         493
--------------------------------------------------------------------

1  Reflects the maximum initial sales charge in the first year.

2  Reflects expenses paid by Capital Research and Management Company.

Intermediate Bond Fund of America / Prospectus

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2004, the average effective maturity of the fund's portfolio was 2.86 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.


Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The

                                 Intermediate Bond Fund of America / Prospectus
fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's income objective in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

Intermediate Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                      2.64%    5.51%    5.56%    6.68%
---------------------------------------------------------------------------
---------------------------------------------------------------------------


                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/13/02
 Before taxes                      1.83%       3.53%
--------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02
 Before taxes                      1.87        3.69
--------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/26/02
 Before taxes                      2.25        3.69
--------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/27/02
 Before taxes                      2.60        4.22
--------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                      2.94        5.20
--------------------------------------------------------

--------------------------------------------------------


                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      3.27%    6.37%    6.44%        7.40%
 (1-7 Years) Index/2/
-------------------------------------------------------------------------------
 Lipper Short-Intermediate Investment  3.28     5.69     5.70         6.88
 Grade Debt Funds Average/3/
-------------------------------------------------------------------------------
 Consumer Price Index/4/               1.88     2.37     2.37         2.96
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 2.43%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index (formerly Salomon Smith Barney Broad Investment-Grade (1-7 Years) Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/ or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                 Intermediate Bond Fund of America / Prospectus

[Begin pie chart]
Holdings by type of investment as of August 31, 2004

Corporate bonds                                                      27.6%
U.S. Treasury notes & bonds                                          17.4%
Asset-backed obligations                                             13.1%
Federal agency obligations                                           12.3%
Federal agency mortgage-backed obligations                           10.6%
Commercial mortgage-backed securities                                 5.4%
Collaterized mortgage obligations (privately originated)              5.2%
Other                                                                 1.8%
Short-term securities and other assets less liabilities               6.6%
[End pie chart]


HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2004

See the appendix in the statement of additional information for a description of quality categories.
                                                      PERCENT OF NET ASSETS
 U.S. government obligations/1/                              19.2%
-------------------------------------------------------------------------------
 Federal agencies                                            21.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                     23.6
-------------------------------------------------------------------------------
 AA/Aa                                                       12.1
-------------------------------------------------------------------------------
 A                                                           16.4
-------------------------------------------------------------------------------
 BBB/Baa or below/2/                                          0.9
-------------------------------------------------------------------------------
 Short-term securities and other assets less liabilities      6.6
-------------------------------------------------------------------------------



1 These securities are guaranteed by the full faith and credit of the U.S. government.

2 Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

Intermediate Bond Fund of America / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on a fund's equity and/or fixed income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion

                                 Intermediate Bond Fund of America / Prospectus
of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by investment results bonuses, salary and profit-sharing will vary depending on the individual's results, contributions to the organization, as well as other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for Intermediate Bond Fund of America are:




PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                       13 years           Senior Vice President, Capital Research and
 President and Trustee                                 Management Company

                                                       Investment professional for 22 years in total;
                                                       21 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                      2 years            Senior Vice President, Capital Research Company

                                                       Investment professional for 16 years in total; 13
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                     8 years            Vice President, Capital International
                                                       Research, Inc.

                                                       Investment professional for 18 years in total;
                                                       15 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------

Intermediate Bond Fund of America / Prospectus

PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                 Intermediate Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.


                                                              SALES CHARGE AS A
                                                               PERCENTAGE OF:
                                                                                  DEALER
                                                                    NET         COMMISSION
                                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                                              PRICE    INVESTED   OF OFFERING PRICE
-----------------------------------------------------------------------------------------------
 Less than $100,000                                      3.75%     3.90%           3.00%
-----------------------------------------------------------------------------------------------
 $100,000 but less than $250,000                         3.50      3.63            2.75
-----------------------------------------------------------------------------------------------
 $250,000 but less than $500,000                         2.50      2.56            2.00
-----------------------------------------------------------------------------------------------
 $500,000 but less than $750,000                         2.00      2.04            1.60
-----------------------------------------------------------------------------------------------
 $750,000 but less than $1 million                       1.50      1.52            1.20
-----------------------------------------------------------------------------------------------
 $1 million or more and certain other                    none      none          see below
 investments described below
-----------------------------------------------------------------------------------------------

Intermediate Bond Fund of America / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and .. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

                                 Intermediate Bond Fund of America / Prospectus

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).


SALES CHARGE REDUCTIONS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of

Intermediate Bond Fund of America / Prospectus existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.


INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value.


Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

                                 Intermediate Bond Fund of America / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.

Intermediate Bond Fund of America / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.


Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                 Intermediate Bond Fund of America / Prospectus

 [This page is intentionally left blank for this filing.]

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                            Net
                                                                      gains (losses)
                                            Net asset                  on securities                   Dividends
                                             value,        Net        (both realized     Total from    (from net        Net asset
                                            beginning   investment          and          investment    investment       value, end
                                            of period     income        unrealized)      operations      income         of period
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2004                         $13.74        $.39           $ .08            $ .47         $(.41)         $13.80
Year ended 8/31/2003                          13.81         .39            (.02)             .37          (.44)          13.74
Year ended 8/31/2002                          13.69         .64             .14              .78          (.66)          13.81
Year ended 8/31/2001                          13.08         .78             .65             1.43          (.82)          13.69
Year ended 8/31/2000                          13.01         .78             .03              .81          (.74)          13.08
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2004                          13.74         .29             .08              .37          (.31)          13.80
Year ended 8/31/2003                          13.81         .28            (.02)             .26          (.33)          13.74
Period from 6/13/2002 to 8/31/2002            13.63         .09             .18              .27          (.09)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2004                          13.74         .29             .08              .37          (.31)          13.80
Year ended 8/31/2003                          13.81         .28            (.02)             .26          (.33)          13.74
Period from 5/31/2002 to 8/31/2002            13.61         .11             .21              .32          (.12)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2004                          13.74         .34             .08              .42          (.36)          13.80
Year ended 8/31/2003                          13.81         .33            (.02)             .31          (.38)          13.74
Period from 6/26/2002 to 8/31/2002            13.69         .09             .13              .22          (.10)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2004                         $13.74        $.39           $ .08            $ .47         $(.41)         $13.80
Year ended 8/31/2003                          13.81         .38            (.02)             .36          (.43)          13.74
Period from 6/27/2002 to 8/31/2002            13.66         .09             .16              .25          (.10)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2004                         13.74         .44             .08              .52          (.46)          13.80
 Year ended 8/31/2003                         13.81         .43            (.02)             .41          (.48)          13.74
 Period from 5/15/2002 to 8/31/2002           13.52         .18             .29              .47          (.18)          13.81

                                                                                          Ratio of      Ratio of
                                                                         Net assets,    expenses to    expenses to      Ratio of
                                                                           end of       average net    average net     net income
                                                             Total         period      assets before   assets after    to average
                                                            return/3/   (in millions)  reimbursement  reimbursement/4  net assets
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2004                                         3.49%       $3,768           .70%            .70%          2.84%
Year ended 8/31/2003                                         2.68         3,981           .70             .70           2.84
Year ended 8/31/2002                                         5.89         3,071           .76             .76           4.70
Year ended 8/31/2001                                        11.23         1,628           .81             .81           5.78
Year ended 8/31/2000                                         6.47         1,290           .83             .83           6.06
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2004                                         2.68             3          1.62            1.48           2.03
Year ended 8/31/2003                                         1.87             2          1.85            1.48           1.61
Period from 6/13/2002 to 8/31/2002                           2.02            --/5/        .38             .31            .69
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2004                                         2.72            71          1.89            1.45           2.05
Year ended 8/31/2003                                         1.90            40          1.99            1.44           1.55
Period from 5/31/2002 to 8/31/2002                           2.34             1           .48             .37            .80
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2004                                         3.11            63          1.10            1.07           2.43
Year ended 8/31/2003                                         2.29            37          1.13            1.06           1.99
Period from 6/26/2002 to 8/31/2002                           1.58             1           .25             .20            .64
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2004                                         3.47%       $   13           .71%            .71%          2.74%
Year ended 8/31/2003                                         2.64             5           .73             .71           2.55
Period from 6/27/2002 to 8/31/2002                           1.87            --/5/        .16             .13            .68
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2004                                        3.81            65           .39             .39           3.11
 Year ended 8/31/2003                                        2.97            45           .40             .40           3.10
 Period from 5/15/2002 to 8/31/2002                          3.49            27           .13             .13           1.28

Intermediate Bond Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2004        2003        2002        2001        2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      68%         65%         59%         73%         48%
 OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2  Based on average shares outstanding.
3  Total returns exclude all sales charges.
4 Reflects the impact, if any, of certain reimbursements and payments from Capital Research and Management Company on the fund's disclosed expense ratios. For the Class R shares (except Class R-5), Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services.
5  Amount less than $1 million.

                                 Intermediate Bond Fund of America / Prospectus

[logo - American Funds(R)]              The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES        American Funds Service Company
                                800/421-0180

FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator

FOR DEALER SERVICES             American Funds Distributors
                                800/421-9900

                                americanfunds.com
FOR 24-HOUR INFORMATION         For Class R share information, visit
                                AmericanFundsRetirement.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
-------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]





Printed on recycled paper
RPGEPR-923-1104 Litho in USA CGD/RRD/8035                                             Investment Company File No. 811-5446
--------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust





THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

 [logo - American Funds(R)]             The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/






 RETIREMENT PLAN PROSPECTUS







 November 1, 2004




TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
12    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
17    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[Begin bar chart]

'94            -2.99
'95            13.86
'96             4.15
'97             7.01
'98             6.72
'99             1.04
'00            10.14
'01             6.93
'02             7.05
'03             2.64

[End bar chart]




Highest/Lowest quarterly results during this time period were:

HIGHEST                   4.29%  (quarter ended June 30, 1995)
LOWEST                   -2.59%  (quarter ended March 31, 1994)


The fund's total return for the nine months ended September 30, 2004, was 1.76%.

                                 Intermediate Bond Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:
 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
 . Class R shares are sold without any initial sales charge.


Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                     -1.20%   4.70%    5.15%     6.43%




                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/13/02
 Before taxes                      1.83%       3.53%
--------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02
 Before taxes                      1.87        3.69
--------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/26/02
 Before taxes                      2.25        3.69
--------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/27/02
 Before taxes                      2.60        4.22
--------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                      2.94        5.20
--------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      3.27%    6.37%    6.44%      7.40%
 (1-7 Years) Index/2/
-------------------------------------------------------------------------------
 Lipper Short-Intermediate Investment  3.28     5.69     5.70       6.88
 Grade Debt Funds Average/3/
 Consumer Price Index/4/               1.88     2.37     2.37       2.96
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2004: 2.65%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index (formerly Salomon Smith Barney Broad Investment-Grade (1-7 Years) Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/ or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Intermediate Bond Fund of America / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A     ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases       3.75%/*/        none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.26%   0.26 %   0.26 %   0.26 %   0.26 %    0.26%
-------------------------------------------------------------------------------
 Distribution and/or        0.30    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses             0.14    0.36     0.88     0.34     0.20      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.70    1.62     1.89     1.10     0.71      0.39
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement      none    0.14/2/  0.44/2/  0.03/2/  0.00/2/   none
-------------------------------------------------------------------------------
 Net expenses               0.70    1.48     1.45     1.07     0.71      0.39
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-4 shares did not affect the disclosed net expenses for this share class.

                                 Intermediate Bond Fund of America / Prospectus

OTHER EXPENSES

The "Other expenses" item in the table above includes custodial, legal and subtransfer agent payments. A portion of the subtransfer agent payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund. The amount paid for such services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.




                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                       ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2  $27 per participant position +             .25% of assets
                    .15% of assets
-------------------------------------------------------------------------------
 Class R-3  $12 per participant position +             .15% of assets
                    .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1/2/                     151     468      808       1,768
--------------------------------------------------------------------
 Class R-2/2/                     148     459      792       1,735
--------------------------------------------------------------------
 Class R-3/2/                     109     340      590       1,306
--------------------------------------------------------------------
 Class R-4/2/                      73     227      395         883
--------------------------------------------------------------------
 Class R-5                         40     125      219         493
--------------------------------------------------------------------

1  Reflects the maximum initial sales charge in the first year.

2  Reflects expenses paid by Capital Research and Management Company.

Intermediate Bond Fund of America / Prospectus

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2004, the average effective maturity of the fund's portfolio was 2.86 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.


Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The

                                 Intermediate Bond Fund of America / Prospectus
fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's income objective in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

Intermediate Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                      2.64%    5.51%    5.56%     6.68%
---------------------------------------------------------------------------
---------------------------------------------------------------------------


                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/13/02
 Before taxes                      1.83%       3.53%
--------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02
 Before taxes                      1.87        3.69
--------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/26/02
 Before taxes                      2.25        3.69
--------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/27/02
 Before taxes                      2.60        4.22
--------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                      2.94        5.20
--------------------------------------------------------
--------------------------------------------------------


                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      3.27%    6.37%    6.44%      7.40%
 (1-7 Years) Index/2/
-------------------------------------------------------------------------------
 Lipper Short-Intermediate Investment  3.28     5.69     5.70       6.88
 Grade Debt Funds Average/3/
-------------------------------------------------------------------------------
 Consumer Price Index/4/               1.88     2.37     2.37       2.96
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 2.43%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index (formerly Salomon Smith Barney Broad Investment-Grade (1-7 Years) Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/ or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                 Intermediate Bond Fund of America / Prospectus

[Begin pie chart]
Holdings by type of investment as of August 31, 2004

Corporate bonds                                                      27.6%
U.S. Treasury notes & bonds                                          17.4%
Asset-backed obligations                                             13.1%
Federal agency obligations                                           12.3%
Federal agency mortgage-backed obligations                           10.6%
Commercial mortgage-backed securities                                 5.4%
Collaterized mortgage obligations (privately originated)              5.2%
Other                                                                 1.8%
Short-term securities and other assets less liabilities               6.6%
[End pie chart]


HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2004

See the appendix in the statement of additional information for a description of quality categories.
                                                      PERCENT OF NET ASSETS
 U.S. government obligations/1/                              19.2%
-------------------------------------------------------------------------------
 Federal agencies                                            21.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                     23.6
-------------------------------------------------------------------------------
 AA/Aa                                                       12.1
-------------------------------------------------------------------------------
 A                                                           16.4
-------------------------------------------------------------------------------
 BBB/Baa or below/2/                                          0.9
-------------------------------------------------------------------------------
 Short-term securities and other assets less liabilities      6.6
-------------------------------------------------------------------------------



1 These securities are guaranteed by the full faith and credit of the U.S. government.

2 Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

Intermediate Bond Fund of America / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on a fund's equity and/or fixed income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion

                                 Intermediate Bond Fund of America / Prospectus
of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by investment results bonuses, salary and profit-sharing will vary depending on the individual's results, contributions to the organization, as well as other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for Intermediate Bond Fund of America are:




PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                       13 years           Senior Vice President, Capital Research and
 President and Trustee                                 Management Company

                                                       Investment professional for 22 years in total;
                                                       21 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                      2 years            Senior Vice President, Capital Research Company

                                                       Investment professional for 16 years in total; 13
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                     8 years            Vice President, Capital International
                                                       Research, Inc.

                                                       Investment professional for 18 years in total;
                                                       15 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------

Intermediate Bond Fund of America / Prospectus

PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                 Intermediate Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.


                                                              SALES CHARGE AS A
                                                               PERCENTAGE OF:
                                                                                  DEALER
                                                                    NET         COMMISSION
                                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                                              PRICE    INVESTED   OF OFFERING PRICE
-----------------------------------------------------------------------------------------------
 Less than $100,000                                      3.75%     3.90%           3.00%
-----------------------------------------------------------------------------------------------
 $100,000 but less than $250,000                         3.50      3.63            2.75
-----------------------------------------------------------------------------------------------
 $250,000 but less than $500,000                         2.50      2.56            2.00
-----------------------------------------------------------------------------------------------
 $500,000 but less than $750,000                         2.00      2.04            1.60
-----------------------------------------------------------------------------------------------
 $750,000 but less than $1 million                       1.50      1.52            1.20
-----------------------------------------------------------------------------------------------
 $1 million or more and certain other                    none      none          see below
 investments described below
-----------------------------------------------------------------------------------------------

Intermediate Bond Fund of America / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and .. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

                                 Intermediate Bond Fund of America / Prospectus

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).


SALES CHARGE REDUCTIONS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of

Intermediate Bond Fund of America / Prospectus existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.


INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value.


Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

                                 Intermediate Bond Fund of America / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.

Intermediate Bond Fund of America / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.


Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                 Intermediate Bond Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                            Net
                                                                      gains (losses)
                                            Net asset                  on securities                   Dividends
                                             value,        Net        (both realized     Total from    (from net        Net asset
                                            beginning   investment          and          investment    investment       value, end
                                            of period     income        unrealized)      operations      income         of period
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2004                         $13.74        $.39           $ .08            $ .47         $(.41)         $13.80
Year ended 8/31/2003                          13.81         .39            (.02)             .37          (.44)          13.74
Year ended 8/31/2002                          13.69         .64             .14              .78          (.66)          13.81
Year ended 8/31/2001                          13.08         .78             .65             1.43          (.82)          13.69
Year ended 8/31/2000                          13.01         .78             .03              .81          (.74)          13.08
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2004                          13.74         .29             .08              .37          (.31)          13.80
Year ended 8/31/2003                          13.81         .28            (.02)             .26          (.33)          13.74
Period from 6/13/2002 to 8/31/2002            13.63         .09             .18              .27          (.09)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2004                          13.74         .29             .08              .37          (.31)          13.80
Year ended 8/31/2003                          13.81         .28            (.02)             .26          (.33)          13.74
Period from 5/31/2002 to 8/31/2002            13.61         .11             .21              .32          (.12)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2004                          13.74         .34             .08              .42          (.36)          13.80
Year ended 8/31/2003                          13.81         .33            (.02)             .31          (.38)          13.74
Period from 6/26/2002 to 8/31/2002            13.69         .09             .13              .22          (.10)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2004                         $13.74        $.39           $ .08            $ .47         $(.41)         $13.80
Year ended 8/31/2003                          13.81         .38            (.02)             .36          (.43)          13.74
Period from 6/27/2002 to 8/31/2002            13.66         .09             .16              .25          (.10)          13.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2004                         13.74         .44             .08              .52          (.46)          13.80
 Year ended 8/31/2003                         13.81         .43            (.02)             .41          (.48)          13.74
 Period from 5/15/2002 to 8/31/2002           13.52         .18             .29              .47          (.18)          13.81


                                                                                          Ratio of      Ratio of
                                                                         Net assets,    expenses to    expenses to      Ratio of
                                                                           end of       average net    average net     net income
                                                             Total         period      assets before   assets after    to average
                                                            return/3/   (in millions)  reimbursement  reimbursement/4  net assets
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2004                                         3.49%       $3,768           .70%            .70%          2.84%
Year ended 8/31/2003                                         2.68         3,981           .70             .70           2.84
Year ended 8/31/2002                                         5.89         3,071           .76             .76           4.70
Year ended 8/31/2001                                        11.23         1,628           .81             .81           5.78
Year ended 8/31/2000                                         6.47         1,290           .83             .83           6.06
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2004                                         2.68             3          1.62            1.48           2.03
Year ended 8/31/2003                                         1.87             2          1.85            1.48           1.61
Period from 6/13/2002 to 8/31/2002                           2.02            --/5/        .38             .31            .69
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2004                                         2.72            71          1.89            1.45           2.05
Year ended 8/31/2003                                         1.90            40          1.99            1.44           1.55
Period from 5/31/2002 to 8/31/2002                           2.34             1           .48             .37            .80
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2004                                         3.11            63          1.10            1.07           2.43
Year ended 8/31/2003                                         2.29            37          1.13            1.06           1.99
Period from 6/26/2002 to 8/31/2002                           1.58             1           .25             .20            .64
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2004                                         3.47%       $   13           .71%            .71%          2.74%
Year ended 8/31/2003                                         2.64             5           .73             .71           2.55
Period from 6/27/2002 to 8/31/2002                           1.87            --/5/        .16             .13            .68
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2004                                        3.81            65           .39             .39           3.11
 Year ended 8/31/2003                                        2.97            45           .40             .40           3.10
 Period from 5/15/2002 to 8/31/2002                          3.49            27           .13             .13           1.28

Intermediate Bond Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2004        2003        2002        2001        2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      68%         65%         59%         73%         48%
 OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2  Based on average shares outstanding.
3  Total returns exclude all sales charges.
4 Reflects the impact, if any, of certain reimbursements and payments from Capital Research and Management Company on the fund's disclosed expense ratios. For the Class R shares (except Class R-5), Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services.
5  Amount less than $1 million.

                                 Intermediate Bond Fund of America / Prospectus

[logo - American Funds(R)]              The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES        American Funds Service Company
                                800/421-0180

FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator

FOR DEALER SERVICES             American Funds Distributors
                                800/421-9900

                                americanfunds.com
FOR 24-HOUR INFORMATION         For Class R share information, visit
                                AmericanFundsRetirement.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
-------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]





Printed on recycled paper
RPGEPR-923-1104 Litho in USA CGD/RRD/8035                                             Investment Company File No. 811-5446
--------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust






                                     Part C
                                Other Information

                       Intermediate Bond Fund of America


Item 22. Exhibits for Registration Statement (1940 Act No. 811-5446 and 1933 Act. No. 33-19514)

(a) Declaration of Trust - previously filed (see P/E Amendment No. 14 filed 10/28/97; Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value previously filed (see P/E Amendment No. 18 filed 3/9/00; No. 20 filed 3/8/01; and No. 22 filed 1/18/02)

(b)  By-laws as amended 6/15/04

(c) Form of Share certificate - previously filed (see P/E Amendment No. 20 filed 3/8/01)

(d)  Amended Investment Advisory and Service Agreement dated 6/1/04

(e-1)Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02) and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 23 filed 5/13/02)

(e-2) Form of Institutional Selling Group Agreement

(f)  Bonus or Profit  Sharing  Contracts - Deferred  Compensation  Plan  amended
     1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 10/30/01)

(h-1)Other  material  contracts  - Form of Amended and  Restated  Administrative
     Services Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(h-2) Amended Shareholder Services Agreement as of 4/1/03

(h-3) Form of Indemnification Agreement dated 7/1/04

(i) Legal opinions - previously filed (see Pre-Effective Amendment No. 1 filed 1/14/88; P/E Amendment No. 18 filed 3/9/00; No. 20 filed 3/8/01; No. 22 filed 2/13/02; and No. 23 filed 5/13/02)

(j)  Consent of Independent Registered Public Accounting Firm

(k)  Omitted financial statements - none

(l) Initial capital agreements - previously filed (see P/E Amendment No. 14 filed on 10/28/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 14 filed 10/18/97; No. 18 filed 3/9/00; No. 20 filed 3/8/01; No. 22 filed
     2/13/02; and No. 23 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(o)  Reserved

(p)  Codes of Ethics

                                    Intermediate Bond Fund of America -- C-1

Item 23.  Persons Controlled by or Under Common Control with the Fund

          None

Item 24.  Indemnification

     The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9,
1972) and 11330 (September 4, 1980).


Item 25.  Business and Other Connections of Investment Adviser

          None




                                    Intermediate Bond Fund of America -- C-2

Item 26.  Principal Underwriters

     (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080




                                    Intermediate Bond Fund of America -- C-3



(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052




                                    Intermediate Bond Fund of America -- C-4




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Vice President                              None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None



                                    Intermediate Bond Fund of America -- C-5




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037

L      Michael J. Downer                        Director, Secretary                                   None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None



                                    Intermediate Bond Fund of America -- C-6




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       I Lloyd G. Edwards                       Senior Vice President                                 None

       Timothy L. Ellis                         Senior Vice President                                 None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       P.O. Box 174
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None



                                    Intermediate Bond Fund of America -- C-7




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Vice President                                        None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None



                                    Intermediate Bond Fund of America -- C-8




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110



                                    Intermediate Bond Fund of America -- C-9




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       41 South Road
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

L      David H. Morrison                        Regional Vice President                               None

       Andrew J. Moscardini                     Regional Vice President                               None
       1393 Sunset Beach Drive
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None



                                    Intermediate Bond Fund of America -- C-10




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None



                                    Intermediate Bond Fund of America -- C-11




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Director, Senior Vice President                       None

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6019 Craughwell Lane
       Dublin, OH 43017

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108



                                    Intermediate Bond Fund of America -- C-12




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016



                                    Intermediate Bond Fund of America -- C-13




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

B      Raymond Stein                            Assistant Vice President                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None



                                    Intermediate Bond Fund of America -- C-14




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       I Christopher E. Trede                   Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367



                                    Intermediate Bond Fund of America -- C-15




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None
       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347



                                    Intermediate Bond Fund of America -- C-16




(b)                 (1)                                       (2)                                      (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
       Business Address                           with Underwriter                               with Registrant

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin, CA 92782


----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c)      None


Item 27.  Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 28.  Management Services

          None


                                    Intermediate Bond Fund of America -- C-17

Item 29.  Undertakings

          n/a

                                    Intermediate Bond Fund of America -- C-18

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2004.

                                INTERMEDIATE BOND FUND OF AMERICA

                            By   /s/  Paul G. Haaga, Jr.
                                --------------------------------------------
                                 (Paul G. Haaga, Jr., Chairman of the Board)

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below on October 27, 2004, by the following persons in the capacities indicated.


Signature                                                              Title

(1) Principal Executive Officer:

    /s/ John H. Smet                                                   President and Trustee
    --------------------------------------------
       (John H. Smet)

(2) Principal Financial Officer and Principal Accounting Officer:

    /s/ Sharon G. Moseley                                              Treasurer
    --------------------------------------------
       (Sharon G. Moseley)

(3) Trustees:

    Richard G. Capen, Jr.*                                             Trustee
    H. Frederick Christie*                                             Trustee
    Diane C. Creel*                                                    Trustee
    Martin Fenton*                                                     Trustee
    Leonard R. Fuller*                                                 Trustee

    /s/ Abner D. Goldstine                                             Vice Chairman and Trustee
       (Abner D. Goldstine)

    /s/ Paul G. Haaga, Jr.                                             Chairman and Trustee
       (Paul G. Haaga, Jr.

    Richard G. Newman*                                                 Trustee
    Frank M. Sanchez*                                                  Trustee

    /s/ John H. Smet                                                   President and Trustee
    --------------------------------------------
       (John H. Smet)

*By /s/ Julie F. Williams
    --------------------------------------------
       Julie F. Williams, pursuant to a power of attorney filed herewith


     Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

                                       /s/ Walter R. Burkley
                                       ---------------------
                                       (Walter R. Burkley)

                                    Intermediate Bond Fund of America -- C-19

                                POWER OF ATTORNEY



     I, Richard G. Capen, Jr., the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 28th day of October,1999.


                                       /s/ Richard G. Capen, Jr.
                                       Richard G. Capen, Jr., Trustee


                                    Intermediate Bond Fund of America -- C-20

                                POWER OF ATTORNEY



     I, Diane C. Creel, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December,1994.


                                       /s/ Diane C. Creel.
                                       Diane C. Creel, Trustee


                                    Intermediate Bond Fund of America -- C-21

                                POWER OF ATTORNEY



     I, H. Frederick Christie, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September, 1994.


                                       /s/ H. Frederick Christie.
                                       H. Frederick Christie, Trustee


                                    Intermediate Bond Fund of America -- C-22

                                POWER OF ATTORNEY



     I, Martin Fenton, Jr., the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September, 1994.


                                       /s/ Martin Fenton, Jr.
                                       Martin Fenton, Trustee




                                    Intermediate Bond Fund of America -- C-23

                                POWER OF ATTORNEY



     I, Leonard R. Fuller, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.


                                       /s/ Leonard R. Fuller.
                                       Leonard R. Fuller, Trustee


                                    Intermediate Bond Fund of America -- C-24

                                POWER OF ATTORNEY



     I, Richard G. Newman, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September, 1994.


                                       /s/ Richard G. Newman
                                       Richard G. Newman, Trustee


                                    Intermediate Bond Fund of America -- C-25

                                POWER OF ATTORNEY



     I, Frank M. Sanchez, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 28th day of October,1999.


                                       /s/ Frank M. Sanchez
                                       Frank M. Sanchez, Trustee


                                    Intermediate Bond Fund of America -- C-26